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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-09223


                   	  Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                     Pioneer Strategic Income Fund
                     Schedule of Investments  12/31/10 (unaudited)
     Principal Floating
     Amount ($)Rate (d)
                     Convertible Corporate Bonds - 2.7 %
                     Energy - 0.5 %
                     Coal & Consumable Fuels - 0.2 %
     11,320,000      Massey Energy Co., 3.25% 8/1/15                $11,051,150
                     Oil & Gas Exploration & Production - 0.2 %
     3,990,000       Chesapeake Energy Corp., 2.5% 5/15/37          $ 3,561,075
     4,600,000       Chesapeake Energy Corp., 2.25%, 12/15/38         3,582,250
                                                                    $ 7,143,325
                     Total Energy                                   $18,194,475
                     Materials - 0.3 %
                     Forest Products - 0.3 %
     5,597,000       Sino-Forest Corp., 4.25%, 12/15/16             $ 7,290,093
     2,225,000       Sino-Forest Corp., 5.0%, 8/1/13                  2,984,281
                                                                    $10,274,374
                     Total Materials                                $10,274,374
                     Capital Goods - 0.4 %
                     Construction & Farm Machinery & Heavy Trucks - 0.0 %
     448,000         Greenbrier Co., Inc., 2.375%, 5/15/26          $  416,080
                     Electrical Component & Equipment - 0.2 %
     7,370,000       General Cable Corp., 4.5%, 11/15/29            $ 8,761,088
                     Trading Companies & Distributors - 0.1 %
     1,969,000       WESCO International Inc., 6.0%  9/15/29        $ 4,061,063
                     Total Capital Goods                            $13,238,231
                     Transportation - 0.2 %
                     Marine - 0.1 %
     7,070,000       Horizon Lines, 4.25%, 8/15/12                  $ 6,513,238
                     Total Transportation                           $ 6,513,238
                     Health Care Equipment & Services - 0.3 %
                     Health Care Equipment - 0.2 %
     8,302,000       Hologic, Inc., 2%, 12/15/37                    $ 7,804,710
                     Health Care Services - 0.1 %
     2,045,000       OMNICARE Inc., 3.25%, 12/15/35                 $ 1,876,288
                     Total Health Care Equipment & Services         $ 9,680,998
                     Banks - 0.1 %
                     Regional Banks - 0.1 %
     1,940,000       National City Corp., 4.0%, 2/1/11              $ 1,942,425
                     Total Banks                                    $ 1,942,425
                     Diversified Financials - 0.2 %
                     Asset Management & Custody Banks - 0.2 %
     7,057,000       Affiliated Managers Group Inc., 3.95%, 8/15/38 $ 7,850,913
                     Total Diversified Financials                   $ 7,850,913
                     Technology Hardware & Equipment - 0.1 %
                     Electronic Equipment & Instruments - 0.1 %
     5,090,000       L-1 Identity Solutions, Inc., 3.75%,  5/15/27  $ 5,077,275
                     Technology Distributors - 0.0 %
     390,000         Anixter International, Inc., 1.0%, 2/15/13     $  436,313
                     Total Technology Hardware & Equipment          $ 5,513,588
                     Semiconductors - 0.4 %
     5,105,000       Intel Corp., 2.95%, 12/15/35                   $ 5,085,856
     6,635,000       SunPower Corp., 1.25%, 2/15/27                   6,253,488
     2,364,000       SunPower Corp., 4.75%, 4/15/14                   2,177,835
                                                                    $13,517,179
                     Total Semiconductors                           $13,517,179
                     Telecommunication Services - 0.3 %
                     Integrated Telecommunication Services - 0.0 %
     2,040,000       MasTec, Inc., 4.0%, 6/15/14                    $ 2,458,200
                     Wireless Telecommunication Services - 0.3 %
     10,470,000      NII Holdings, 3.125%, 6/15/12                  $10,273,688
                     Total Telecommunication Services               $12,731,888
                     Total Convertible Corporate Bonds
                     (Cost  $79,235,717)                            $99,457,309

                     Preferred Stocks - 0.5 %
                     Capital Goods - 0.1 %
                     Industrial Machinery - 0.0 %
     27,900          Stanley Black & Decker, Inc., 4.75%, 11/17/15 *$ 3,028,266
                     Total Capital Goods                            $ 3,028,266
                     Automobiles & Components - 0.2 %
                     Automobile Manufacturers - 0.2 %
     127,450         Ford Cap Trust, 6.50%, 01/15/32                $ 6,619,116
                     Total Automobiles & Components                 $ 6,619,116
                     Banks - 0.1 %
                     Diversified Banks - 0.0 %
     2,435      7.19 US Bancorp Preferred, Floating Rate Note, 12/31$ 1,930,651
                     Total Banks                                    $ 1,930,651
                     Diversified Financials - 0.0 %
                     Diversified Finance Services - 0.0 %
     40,000          Citigroup Capital XIII, 7.875%, 10/30/40       $ 1,077,600
                     Total Diversified Financials                   $ 1,077,600
                     Real Estate - 0.2 %
                     Real Estate Operating Companies - 0.2 %
     119,380         Forest City Enterprises, Inc., 7.0%, 12/31/49  $ 7,416,482
                     Total Real Estate                              $ 7,416,482
                     Total Preferred Stocks
                     (Cost  $16,897,564)                            $20,072,115

                     COMMON STOCKS - 0.3 %
                     Materials - 0.1 %
                     Commodity Chemicals - 0.0 %
     68,362          Georgia Gulf Corp. *                           $ 1,644,790
                     Diversified Chemical - 0.0 %
     38,843          LyondellBasell Industries NV CL A *            $ 1,336,199
                     Forest Products - 0.0 %
     151,370         Ainsworth Lumber Co., Ltd. Reg S * (b)         $  459,112
                     Total Materials                                $ 3,440,101
                     Transportation - 0.0 %
                     Airlines - 0.0 %
     79,467          Delta Air Lines, Inc. *                        $ 1,001,284
                     Total Transportation                           $ 1,001,284
                     Diversified Financials - 0.1 %
                     Asset Management & Custody Banks - 0.1 %
     128,676         Legg Mason, Inc.                               $ 4,667,079
                     Total Diversified Financials                   $ 4,667,079
                     Real Estate - 0.0 %
                     Real Estate Development - 0.0 %
     266,967         Newhall Land Development LLC *                 $  507,237
                     Total Real Estate                              $  507,237
                     Total Common Stocks
                     (Cost  $8,254,766)                             $ 9,615,701

                     Asset Backed Securities - 5.2 %
                     Materials - 0.3 %
                     Aluminum - 0.0 %
     1,739,904       Bayview Financial Ac, 0.84719%, 6/28/44        $ 1,114,518
                     Diversified Metals & Mining - 0.0 %
     1,036,570       Newcastle Investment, 4.5%, 7/10/35            $ 1,067,868
                     Precious Metals & Minerals - 0.1 %
     2,695,717       Mid-State Trust, 5.25%, 11/1/20                $ 2,635,048
     572,340    5.91 Origen Manufactured Housing, Floating Rate Note   585,718
                                                                    $ 3,220,766
                     Steel - 0.2 %
     9,176,000       Accredited Mortgage Loan Trust, 0.40625%, 9/25/$ 7,525,513
                     Total Materials                                $12,928,665
                     Automobiles & Components - 0.1 %
                     Automobile Manufacturers - 0.1 %
     1,900,000       AMCAR, 4.2%, 11/8/16                           $ 1,870,161
                     Total Automobiles & Components                 $ 1,870,161
                     Retailing - 0.1 %
                     Automotive Retail - 0.0 %
     3,170,453       U-Haul S Fleet LLC, 4.899%, 10/25/17           $ 3,138,749
                     Total Retailing                                $ 3,138,749
                     Banks - 3.3 %
                     Diversified Banks - 0.0 %
     1,483,000       Wells Fargo Home Equity Trust, 0.66344%, 11/25/$ 1,332,048
     1,539,026  0.58 Wells Fargo Home Equity Trust, Floating Rate No  1,498,201
                                                                    $ 2,830,249
                     Thrifts & Mortgage Finance - 3.3 %
     1,898,008  0.83 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34  $ 1,486,027
     1,924,389       ACE Securities Corp., 0.29606%  08/25/36         1,757,650
     1,529,179       ACE Securities Corp., 0.30344%, 12/25/36         1,469,667
     802,945         ACE Securities Corp., 6.5%, 8/15/30               825,282
     2,517,270  0.35 ACE Securities Corp., Floating Rate Note, 1/25/  1,340,816
     1,269,556  0.66 ACE Securities Corp., Floating Rate Note, 8/25/  1,199,857
     2,101,341  1.51 Amortizing Residential Collateral Trust, Floati   867,484
     325,451    0.32 Asset Backed Funding Certification, Floating Ra   322,101
     1,806,578  0.32 Bear Stearns Asset Backed Security, Floating Ra  1,643,083
     2,537,691  0.54 Bear Stearns Asset Backed Security, Floating Ra  2,440,267
     536,693    0.71 BSABS 2005-3 A1, Floating Rate Note, 9/25/35      499,043
     2,277,223  0.39 BSABS 2006-4 A1, Floating Rate Note, 10/25/33    2,092,555
     1,546,730  0.40 Carrington Mortgage Loan Trust, Floating Rate N  1,521,114
     973,077    0.36 Carrington Mortgage Loan Trust, Floating Rate N   881,950
     1,238,941  0.37 Carrington Mortgage Loan Trust, Floating Rate N  1,170,895
     1,605,145  0.74 Carrington Mortgage Loan Trust, Floating Rate N  1,599,025
     2,748,895  0.37 Carrington Mortgage Loan Trust, Floating Rate N  2,607,957
     699,525    0.66 Carrington Mortgage Loan Trust, Floating Rate N   634,154
     8,100,000  5.94 Citicorp Residential Mortgage, Floating Rate No  7,900,011
     5,600,000       Citicorp Residential Mortgage Securities Inc.,   5,475,966
     292,478    0.36 Citigroup Mortgage Loan Trust, Floating Rate No   291,868
     2,722,965  0.67 Citigroup Mortgage Loan Trust, Floating Rate No  2,633,391
     2,310,842       Citigroup Mortgage Loan Trust Inc., 0.32375%, 7  1,907,556
     3,758,507  4.46 Countrywide Asset Backed Certificates, Floating  3,727,996
     4,485,000  0.74 Countrywide Asset Backed Certificates, Floating  4,182,451
     996,783    0.51 Countrywide Asset Backed Certificates, Floating   792,285
     3,460,718       Countrywide Asset-Backed, 0.50875%, 6/25/36      3,031,894
     1,951,000  0.65 Countrywide Asset-Back Certificates, Floating R  1,809,672
     2,224,157  0.44 Countrywide Asset-Back Certificates, Floating R  2,200,746
     2,122,206  0.46 Countrywide Asset-Backed Certificates, Floating  1,420,131
     234,704    0.45 Countrywide Asset-Backed Certificates, Floating   220,325
     2,282,174  0.44 Countrywide Asset-Backed Certificates, Floating  1,996,191
     2,658,795  0.51 Countrywide Asset-Backed Certificates, Floating  2,365,674
     1,599,999  6.25 Credit-Based Asset S, Floating Rate Note, 10/25  1,600,833
     1,984,046  0.32 Credit-Based Asset Servicing, Floating Rate Not  1,593,463
     3,500,000  5.68 CWL 2006-15 A2, Floating Rate Note, 10/25/46     3,433,290
     760,248    0.61 FBR Securitization Trust, Floating Rate Note, 1   486,753
     2,700,588       FBR Securitization Trust, 2.76188%, 09/25/35     2,575,089
     2,700,000       First Franklin Mortgage, Floating Rate Note, 9/  2,422,089
     1,046,616  0.68 First Franklin Mortgage Loan Asset Backed Certi  1,023,332
     1,218,186  0.77 First Franklin Mortgage Loan Asset, Backed Cert  1,159,028
     300,962    0.77 Fremont Home Loan Trust, Floating Rate Note, 2/   298,221
     3,900,000  0.79 GSAA Trust, Floating Rate Note, 6/25/35          3,666,932
     398,014    0.37 GSAA Trust, Floating Rate Note, 7/25/37           370,584
     1,040,458  0.39 Gsamp Trust, Floating Rate Note, 1/25/37          942,546
     134,837    0.49 GSAMP Trust, Floating Rate Note, 11/25/35         134,652
     966,401    0.69 GSAMP Trust, Floating Rate Note, 3/25/35          929,595
     1,744,896  0.36 GSAMP Trust, Floating Rate Note, 8/25/36         1,670,041
     3,050,000       LEAF II RECEIVABLES, 4.9%, 3/20/13               3,025,062
     2,617,105  0.58 Lehman XS Trust., Floating Rate Note, 12/25/35    856,131
     1,587,312  0.33 Morgan Stanley ABS C, Floating Rate Note , 10/2  1,417,359
     969,729    0.32 Morgan Stanley ABS Capital I, Floating Rate Not   922,070
     206,708    0.33 Morgan Stanley Capital Trust, Floating Rate Not   205,657
     2,498,441  0.36 Morgan Stanley Home Equity Loan, Floating Rate   2,309,852
     5,576,732  0.52 Morgan Stanley Home, Floating Rate Note, 2/25/3  5,296,328
     1,062,997  0.37 Option One Mortgage Loan Trust, Floating Rate N  1,036,354
     435,735    0.32 Option One Mortgage Trust, Floating Rate Note,    428,659
     1,855,000  0.67 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35    1,751,793
     2,150,000  0.82 Residential Asset Mortgage Pro, Floating Rate N  1,963,999
     1,805,559  0.42 Residential Asset Mortgage, Products, Inc., Flo  1,653,885
     1,400,126  0.49 Residential Asset Securities, Floating Rate Not  1,278,211
     231,125    0.51 Residential Asset Securities, Floating Rate Not   220,987
     475,409    0.43 Residential Asset Securities, Floating Rate Not   445,212
     2,867,456  0.50 SASC 2007-BC4 A3, Floating Rate Note,  11/25/37  2,755,763
     4,092,479       Saxon Asset Securities, 0.34594%, 11/25/36       3,878,660
     1,790,348  0.82 Securitized Asset Backed, Floating Rate Note, 4  1,704,950
     531,081    4.50 Structured Asset Securities Co., Floating Rate    524,681
     1,300,000       Structured Asset Securities Corp., 0.39375%, 3/  1,101,872
     216,917         Structured Asset Securities Corp., 4.51%, 2/25/   217,782
     837,034    0.35 SVHE 2007-NS1 A1, Floating Rate Note, 1/25/37     817,801
     571,145         UCFC Manufactured Housing Cont, 6.995%, 4/15/29   590,399
                                                                    $121,024,999
                     Total Banks                                    $123,855,248
                     Diversified Financials - 1.3 %
                     Consumer Finance - 0.2 %
     611,330    0.39 Indymac Residential Asset Back, Floating Rate N$  602,939
     66,359     0.32 Indymac Residential Asset Back, Floating Rate N   66,271
     3,800,000  0.60 Novastar Home Equity Loan, Floating Rate Note,   3,373,180
     2,125,535       Specialty Underwriting & Residential, 0.64625%,  1,999,827
     849,203         Specialty Underwriting & Residential, Finance,    799,829
                                                                    $ 6,842,046
                     Diversified Finance Services - 0.1 %
     528,759    0.70 Asset Backed Securities Corp., Floating Rate No$  513,926
     1,755,917       Ellington Loan Acquisition Trust, 1.0625%  0527  1,639,830
     1,642,272       Ellington Loan Acquisition Trust, 1.0625%, 5/25  1,509,718
     572,673         Ellington Loan Acquisition Trust, 1.26375%, 5/2   536,018
     1,370,640  0.51 Home Equity Asset Trust, Floating Rate Note, 12  1,279,793
     635,548    5.43 JP Morgan Mortgage Acquisition, Floating Rate N   636,037
     774,419    0.49 JP Morgan Mortgage Acquisition, Floating Rate N   714,397
                                                                    $ 6,829,719
                     Specialized Finance - 1.0 %
     7,038,935  0.53 Aegis Asset Backed Securities, Floating Rate No$ 6,523,671
     16,795,000      Dominos Pizza Master Issuer, 5.261%, 4/25/37    17,235,869
     6,400,000       Dominos Pizza Master Issuer LLC, 7.629%, 4/25/3  6,560,000
     1,850,000  0.96 Irwin Home Equity Co., Floating Rate Note, 4/25  1,422,783
     4,100,000       Mastr Asset Backed Security, 0.79718%, 3/25/35   3,778,232
     796,118         Mastr Asset Backed Security Trust, 0.67375%, 5/   774,347
                                                                    $36,294,902
                     Total Diversified Financials                   $49,966,667
                     Government - 0.0 %
     937,712         Freddie Mac, 5.0%, 8/15/35                     $  983,382
                     Total Government                               $  983,382
                     Total Asset Backed Securities
                     (Cost  $185,856,634)                           $192,742,872

                     Collateralized Mortgage Obligations - 10.5 %
                     Materials - 0.2 %
                     Forest Products - 0.2 %
     6,475,000       T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)     $ 6,448,175
     750,000         TSTAR 2006-1A A, 5.668%, 10/15/36                 801,448
                                                                    $ 7,249,623
                     Total Materials                                $ 7,249,623
                     Banks - 7.6 %
                     Diversified Banks - 0.0 %
     3,000,000  6.64 Citigroup/Deutsche Bank Commercial, Floating Ra$ 1,978,382
                     Thrifts & Mortgage Finance - 7.6 %
     3,227,748       321 Henderson Receivables, I 3.82%, 12/15/48   $ 3,093,645
     944,621         American General Mortgage Loan, 5.15%, 3/25/40    981,648
     5,409,750  5.75 American General Mortgage Loan, Floating Rate N  5,617,674
     2,250,000       Americold LLC Trust, 6.811%, 1/14/29             2,245,689
     4,809,544       Banc of America Alternative, 5.5%,  01/25/20     4,799,771
     2,527,697       Banc of America Alternative Loan, 4.75%, 2/25/1  2,558,181
     6,734,491       Banc of America Alternative Loan, 5.0%, 7/25/19  6,811,056
     1,091,017       Banc of America Alternative Loan, 6.0%, 11/25/3  1,116,425
     1,639,665       Banc of America Alternative Loan, 6.0%, 3/25/34  1,668,555
     2,439,492       Banc of America Alternative Loan, 6.0%, 4/25/34  2,335,204
     861,754         Banc of America Alternative Loan Trust, 5.0%, 4   869,473
     4,404,175       Banc of America Alternative Loan Trust, 5.5%, 9  4,511,519
     6,009,814       Banc of America Fund Corp., 0.4013%  092536      5,709,324
     2,934,178       Banc of America Funding Corp., 5.5%, 1/25/36     3,065,700
     2,587,900       Bayview Commercial Asset Trust, 0.67375%, 04/25  2,089,406
     39,514,953      Bayview Commercial Asset Trust, 2.65868%, 7/25/  3,765,775
     30,559,610      Bayview Commercial Asset Trust, 2.83149%, 9/25/  3,233,207
     20,567,909 2.26 Bayview Commercial Asset Trust, Floating Rate N   911,158
     6,458,540  0.67 Bayview Commercial Asset Trust, Floating Rate N  4,809,681
     1,888,000       BCAP LLC Trust, 5.0%, 11/25/36                   1,929,102
     2,560,094  2.58 Bear Stearns Adjustable Rate Mortgage, Floating  2,574,702
     695,365    2.58 Bear Stearns Adjustable Rate Mortgage, Floating   626,069
     2,425,353  5.24 Bear Stearns Adjustable Rate Mortgage, Floating  2,311,495
     1,461,059  3.11 Chase Mortgage Finance Corp., Floating Rate Not  1,477,163
     1,928,194       Chase Mortgage Finance Corp., 5.0%, 10/25/33     1,987,822
     6,472,742       Chase Mortgage Finance Corp., 5.5%, 5/25/35      6,155,857
     4,015,833       Chase Mortgage Finance Corp., 5.5%, 5/25/37      3,921,297
     3,956,340       Citigroup Commercial Mortgage, 4.639%, 5/15/43   3,997,259
     3,633,029  4.86 Citigroup Mortgage Loan Trust, Floating Rate No  3,410,542
     6,650,000  1.26 Citigroup Mortgage Loan Trust, Floating Rate No  6,188,384
     1,400,000       Commercial Mortgage Pass Through Certificates,   1,383,090
     4,652,396       Countrywide Alternative Loan, 5.5%  012535       4,681,493
     3,509,128       Countrywide Alternative Loan, 5.5%, 4/25/34      3,529,060
     2,273,286       Countrywide Alternative Loan, 5.5%, 6/25/35      2,198,977
     2,096,642  0.66 Countrywide Alternative Loan Trust, Floating Ra  2,096,604
     6,131,955       Countrywide Alternative Loan Trust, 5.25%, 9/25  6,320,108
     7,263,140       Countrywide Alternative Loan Trust, 5.75%, 12/2  7,576,414
     3,853,810       Countrywide Home Loans, 4.5%, 9/25/35            3,388,051
     52,116     5.25 Countrywide Home Loans, Floating Rate Note, 9/2   41,735
     1,548,467  0.68 DSLA 2005-AR6 2A1C, Floating Rate Note 10/19/45   632,758
     3,900,000       Extended Stay America Trust, 4.8603%, 11/5/27    3,822,510
     875,228    2.87 First Horizon Asset Securities, Floating Rate N   808,869
     2,200,000       GE Capital Commercial Mortgage Corp., 7.4233%,   2,189,634
     590,840    0.70 Global Tower Partners Acquisition, Floating Rat   489,277
     2,800,000  5.31 GMAC Commercial Mortgage Securities, Inc., Floa  2,574,184
     1,925,000       GMAC Commercial Mortgage Securities, Inc., 5.30  1,885,204
     606,365    4.77 Harborview Mortgage Loan Trust, Floating Rate N   591,279
     1,545,150  0.63 IMPAC CMB Trust, Floating Rate Note 11/25/35     1,297,129
     476,584    0.87 Impac Cmb Trust, Floating Rate Note, 9/25/34      367,794
     2,030,377  0.58 Impac Securities Assets Corp., Floating Rate No  1,743,193
     4,400,000       JP Morgan Chase Commercial Mortgage, 3.6159%, 1  4,259,396
     1,300,000  5.53 JP Morgan Chase Commercial Mortgage, Floating R  1,216,585
     1,800,000       JP Morgan Chase Commercial Mortgage Securities   1,441,722
     4,200,000  3.23 JP Morgan Mortgage Trust, Floating Rate Note, 1  3,802,466
     951,552    4.95 JP Morgan Mortgage Trust, Floating Rate Note, 1   920,451
     4,403,567       JP Morgan Mortgage Trust, 6.0%, 8/25/34          4,072,102
     2,972,331       Lehman Brothers Small Balance Commercial, 0.453  2,173,517
     3,949,155       Lehman Brothers Small Balance Commercial, 5.41%  3,830,681
     1,978,399  1.11 Lehman Brothers Small Balance, Floating Rate No  1,863,745
     1,729,008  0.51 Luminent Mortgage Trust, Floating Rate Note, 7/   108,459
     6,137,070       Master Alternative Loan Trust, 5.5%, 2/25/35     6,215,348
     3,146,400       Master Alternative Loans Trust, 5.5%, 10/25/19   3,168,091
     5,918,855       Master Alternative Loans Trust, 6.0%, 7/25/34    6,024,862
     2,704,029       Master Alternative Loans Trust, 6.044944%, 1/25  2,736,253
     5,034,502  6.73 Master Seasoned Securities Trust, Floating Rate  5,251,187
     1,233,259       Merrill Lynch Mortgage Trust, 4.556%, 6/12/43    1,249,976
     3,650,000       Merrill Lynch Mortgage Trust, 5.334%, 11/12/35   3,627,872
     3,134,720  5.44 Merrill Lynch/Countrywide Comm, Floating Rate N  3,144,971
     3,695,416  0.49 MLCC Mortgage Investors, Inc., Floating Rate No  3,484,190
     4,381,619       Residential Asset Securitization Trust, 5.5%, 2  4,393,669
     1,457,461       Residential Funding Mortgage Securities I, 5.5%  1,467,406
     533,456    0.46 SAMI 2007-AR4 A1, Floating Rate Note, 9/25/47     524,087
     1,580,652  0.88 Sequoia Mortgage Trust, Floating Rate Note, 9/2  1,407,707
     1,928,263  0.56 Structured Asset Mortgage Investments, Inc., Fl  1,250,294
     6,885,003       Structured Asset Securities, 5.0%, 5/25/35       6,719,530
     4,405,208  5.33 Structured Asset Securities Co., Floating Rate   4,176,419
     4,846,234       Wachovia Bank Commercial Mortgage, 4.957%, 8/15  4,882,000
     3,600,000       Wachovia Bank Commercial Mortgage Trust, 5.606%  3,624,624
     1,458,751       WaMu Mortgage Pass Trust, 4.82069%,  09/25/35    1,452,807
     1,032,402  2.72 WaMu Mortgage Pass Through Certificates, Floati   922,384
     2,950,000  2.79 WaMu Mortgage Pass Through Certificates, Floati  2,727,443
     7,361,727       WaMu Mortgage Pass Through Certificates, 2.7327  7,175,615
     1,225,229       WaMu Mortgage Pass Through Certificates, 2.7714  1,094,556
     2,952,580  0.46 WAMU Mortgage Pass-Through Certificates, Floati  2,472,372
     4,600,000       Wells Fargo Commercial Mortgage Trust, 5.5897%,  4,500,299
     1,465,836       Wells Fargo Mortgage, 5.5%, 10/25/35             1,457,799
     909,764         Wells Fargo Mortgage Backed Securities 4.5%, 7/   922,209
     2,627,536       Wells Fargo Mortgage Backed Securities, 5.0%, 3  2,622,610
     1,636,531  2.91 Wells Fargo Mortgage Backed Securities, Floatin  1,622,604
     5,498,259  2.89 Wells Fargo Mortgage Backed Securities, Floatin  4,983,469
     1,650,739  2.94 Wells Fargo Mortgage Backed Securities, Floatin  1,613,881
     1,743,260  4.52 Wells Fargo Mortgage Backed Securities, Floatin  1,776,999
     3,252,964  2.83 Wells Fargo Mortgage Backed Securities, Floatin  2,966,902
     1,198,576  5.02 Wells Fargo Mortgage Backed Securities, Floatin  1,189,467
     713,551    4.54 Wells Fargo Mortgage Backed Securities, Floatin   700,307
     2,185,388  5.09 Wells Fargo Mortgage Backed Securities, Floatin  2,188,616
     1,339,388       Wells Fargo Mortgage Backed Securities Trust, 4  1,379,082
     7,122,296       Wells Fargo Mortgage Backed Securities Trust, 5  7,051,066
                                                                    $280,248,243
                     Total Banks                                    $282,226,625
                     Diversified Financials - 2.4 %
                     Asset Management & Custody Banks - 0.1 %
     2,359,375  5.35 Jefferies & Co., Inc., Floating Rate Note, 5/26$ 2,317,348
                     Consumer Finance - 0.2 %
     1,089,538       GMAC Mortgage Corp., Loan Trust, 4.25%, 7/25/40$ 1,099,473
     2,447,591       GMAC Mortgage Corp., Loan Trust, 5.5%, 11/25/33  2,551,132
     3,748,713  5.26 GMAC Mortgage Corp., Loan Trust, Floating Rate   3,425,428
                                                                    $ 7,076,033
                     Diversified Finance Services - 1.9 %
     3,915,000       American Tower Trust, 5.9568%, 4/15/14         $ 4,136,818
     3,790,582  2.92 Bank of America Mortgage, Floating Rate Note, 9  3,833,245
     5,062,868       Bank of America Mortgage, 4.75%, 10/25/20        4,871,694
     2,141,968       Bank of America Mortgage Securities, 5.5%, 2/25  2,184,435
     1,678,486       Bank of America Mortgage Securities, 5.75%, 1/2  1,737,396
     9,437,479  3.23 Bank of America Mortgage Securities, Floating R  9,328,845
     2,466,995  5.12 Bank of America Mortgage Securities, Floating R  2,366,657
     964,337         Chaseflex Trust, 5.0%, 5/25/20                    920,890
     1,326,164       Citicorp Mortgage Securities, 5.5%, 2/25/22      1,318,264
     2,398,864       Credit Suisse Mortgage Capital Certificates, 5.  2,261,621
     3,019,296       J.P. Morgan Alternative Loan Trust, 6.0%, 3/25/  2,537,540
     2,149,683  3.75 La Hipotecaria SA, Floating Rate Note, 9/8/39    2,187,303
     4,744,587  2.77 Merrill Lynch Mortgage Investor, Floating Rate   4,448,222
     6,479,331  5.50 RALI 2004-QS16 1A1, Floating Rate Note, 12/25/3  6,366,539
     4,407,823       Residential Accredit, 6.0%, 10/25/34             4,458,901
     1,023,798       Residential Accredit Loans, Inc., 5.0%, 1/25/33   997,276
     4,850,298       Residential Accredit Loans, Inc., 5.0%, 8/25/18  4,856,143
     1,118,979       Residential Accredit Loans, Inc., 5.5%, 9/25/32  1,120,433
     2,000,000       Residential Accredit Loans, Inc., 5.75%, 4/25/3  2,003,876
     2,423,556  0.95 Residential Accredit Loans, Inc., Floating Rate  2,225,884
     1,615,409  0.71 Residential Accredit Loans, Inc., Floating Rate  1,529,219
     5,921,471       Residential Accredit Loans, Inc. 5%, 3/25/20     5,755,564
     641,222         Vericrest Opportunity Loan Trust, 4.25%, 5/25/3   641,223
                                                                    $72,087,988
                     Investment Banking & Brokerage - 0.2 %
     2,899,174 5.63 Bear Stearns Commercial Mortgage, Floating Rate$ 2,905,883 4,400,000 7.11 Bear Stearns Commercial Mortgage Securities, Fl 4,385,982
                                                                    $ 7,291,865
                     Specialized Finance - 0.0 %
     1,045,529       CW Capital Cobalt Ltd., 5.174%,  8/15/48       $ 1,065,600
     171,662    0.95 INDX 2004-AR1 2A, Floating Rate Note, 4/25/34     128,815
                                                                    $ 1,194,415
                     Total Diversified Financials                   $89,967,649
                     Real Estate - 0.2 %
                     Mortgage Real Estate Investment Trusts - 0.2 %
     2,266,276       Credit Suisse First Boston, 5.0%, 8/25/20      $ 2,205,875
     1,300,000       Credit Suisse First Boston Mortgage, 5.405%, 3/  1,194,617
     2,700,000  4.62 Credit Suisse First Boston Mortgage Securities   2,393,036
     1,200,000  4.62 Credit Suisse First Boston Mortgage Securities   1,115,083
     720,366    1.41 CS First Boston Mortgage Security, Floating Rat   162,897
                                                                    $ 7,071,508
                     Total Real Estate                              $ 7,071,508
                     Telecommunication Services - 0.0 %
                     Integrated Telecommunication Services - 0.0 %
     895,000         Global Tower Partners Acquisition, 7.87%, 5/15/$  927,861
                     Total Telecommunication Services               $  927,861
                     Government - 0.0 %
                     Government - 0.0 %
     1,295,667       GSR Mortgage Loan Trust, 5.5%, 8/25/21         $ 1,265,384
                     Total Government                               $ 1,265,384
                     Total Collateralized Mortgage Obligations
                     (Cost  $387,933,893)                           $388,708,650

                     Corporate Bonds - 49.1 %
                     Energy - 6.8 %
                     Coal & Consumable Fuels - 0.6 %
     5,770,000       Berau Capital Resources, 12.5%, 7/8/15 (144A)  $ 6,693,200
     3,550,000       Bumi Capital Pte Ltd., 12.0%, 11/10/16 (b)       4,002,625
     2,425,000       Bumi Investment Pte Ltd., 10.75%, 10/6/17        2,643,250
     7,335,000       Massey Energy Co., 6.875%, 12/15/13              7,426,688
                                                                    $20,765,763
                     Oil & Gas Drilling - 0.5 %
     4,454,992       DDI Holding AS, 9.3%, 1/19/12 (144A)           $ 4,410,442
     715,899         DDI Holdings AS, 9.3%, 4/23/12 (144A)             737,090
     2,300,000       Pride International, 6.875%, 8/15/20             2,386,250
     10,110,000      Vantage Drilling Co., 11.5%  8/1/15             10,969,350
                                                                    $18,503,132
                     Oil & Gas Equipment And Services - 0.8 %
     515,000         CGV, 7.75%, 5/15/17                            $  527,875
     2,970,000       Complete Production Service, 8.0%, 12/15/16      3,073,950
     9,210,000       Expro Finance Luxembourg SCA, 8.5%, 12/15/16     8,795,550
     7,295,000       Exterran Holdings, Inc., 7.25%, 12/1/18          7,258,525
     1,725,000       Frac Tech Services LLC/Frac Te, 7.125%, 11/15/1  1,750,875
     4,200,000  3.52 Sevan Marine ASA, Floating Rate Note, 5/14/13 (  3,591,000
NOK  5,343,000 11.99 Sevan Marine ASA, Floating Rate Note, 10/24/12    958,628
     4,105,000       Weatherford International Ltd., 9.625%, 3/1/19   5,267,483
                                                                    $31,223,886
                     Oil & Gas Exploration & Production - 2.5 %
     2,455,000       Berry Petroleum Co., 10.25%, 6/1/14            $ 2,817,113
     2,520,000       Canadian Natural Resources, 5.9%, 2/1/18         2,870,036
     1,020,000       Chesapeake Energy Corp., 7.25% 12/15/18          1,055,700
     760,000         Chesapeake Energy Corp., 9.5%, 2/15/15            856,900
     4,608,000       Denbury Resources, Inc., 8.25%, 2/15/20          4,999,680
     690,000         Denbury Resources, Inc., 9.75%, 3/1/16            769,350
     765,000         Gaz Capital, 8.146%, 4/11/18 (144A)               885,488
     3,162,281       Gazprom International SA, 7.201%, 2/1/20 (144A)  3,359,924
     2,770,981       Gazprom International SA, 7.201%, 2/1/20         2,944,168
     5,768,000       Hilcorp Energy I LP, 7.625%, 4/15/21             5,955,460
     3,936,000       Hilcorp Energy, 7.75%,11/1/15 (144A)             4,063,920
     1,655,000       Hilcorp Energy, 9.0%, 6/1/16 (144A)              1,750,163
     6,500,000       KMG FINANCE SUB, 7.0%, 5/5/20 (144A)             6,760,000
     3,250,000       Linn Energy LLC, 8.625%, 4/15/20 (144A)          3,501,875
NOK  15,000,000      Norwegian Energy Co., AS 12.9%, 11/20/14         2,697,188
     1,605,000       Petrohawk Energy Corp., 10.5%, 8/1/14            1,829,700
     4,060,000       Plains Exploration & Production, 8.625%, 10/15/  4,445,700
     4,845,000       Quicksilver Resources Inc., 7.125%, 4/1/16 (b)   4,639,088
     2,680,000       Ras Laffan LNG 3, 5.5%, 9/30/14 (144A)           2,886,381
     2,134,000       SandRidge Energy, Inc., 8.75%, 1/15/20 (b)       2,192,685
     2,430,000       SandRidge Energy, Inc., 8.0%, 6/1/18 (b)         2,466,450
     2,925,000       SandRidge Energy, Inc., 8.625, 4/1/15 (b)        2,994,469
     3,410,000  4.16 SandRidge Energy, Inc., Floating Rate Note, 4/1  3,174,386
     5,900,000       Stone Energy Corp., 8.625%, 2/1/17               5,988,500
     6,064,131       Tengizchevroil Finance Co., 6.124% 11/15/14 (14  6,352,178
     1,770,000       TNK-BP Finance SA, 7.25%, 2/2/20                 1,924,875
     1,295,000       TNK-BP Finance SA, 6.625%, 3/20/17 (144A)        1,375,938
     4,160,000       TNK-BP Finance SA, 7.5%, 7/18/16 (144A)          4,612,400
     1,250,000       TNK-BP Finance SA, 7.875%, 3/13/18 (144A)        1,417,250
                                                                    $91,586,965
                     Oil & Gas Refining & Marketing - 0.6 %
     1,600,000       Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)  $ 1,794,738
     250,000         Petroplus Finance Ltd., 7.0%, 5/01/17 (144A)      221,250
     3,500,000       Petroplus Finance Ltd., 9.37%, 9/15/19 (144A)    3,237,500
     3,125,000       Reliance Holdings USA, Inc., 4.5%, 10/19/20      2,981,728
     3,625,000       Spectra Energy Capital, 6.2%, 4/15/18            4,026,157
     2,410,000       TESORO Corp., 9.75%, 6/1/19                      2,669,075
     1,800,000       Tesoro Corp., 6.625%, 11/1/15                    1,827,000
     4,354,000       Valero Energy Corp., 9.375%, 3/15/19             5,404,537
                                                                    $22,161,985
                     Oil & Gas Storage & Transportation - 1.8 %
     1,750,000       Buckeye Partners LP, 6.05%, 1/15/18            $ 1,931,363
     885,000         Copano Energy LLC, 8.125%, 3/1/16                 911,550
     4,230,000       DCP Midstream, 9.75%, 3/15/19                    5,466,514
     3,578,000  8.38 Enterprise Products, Floating Rate Note, 8/1/66  3,841,878
     540,000         Enterprise Products Operating, 7.0%, 6/1/67       532,575
     5,225,000       Kinder Morgan Energy, 5.95%, 2/15/18             5,754,366
     1,530,000       Markwest Energy Partners, 8.75%, 4/15/18         1,656,225
     4,575,000       NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)         4,937,843
     6,870,000       Niska Gas Storage US, 8.875%, 3/15/18            7,350,900
     5,100,000       Plains All America Pipeline, 6.125%, 1/15/17     5,599,678
     5,035,000       Questar Pipeline Co., 5.83%, 2/1/18              5,563,670
     10,335,000      Rockies Express Pipeline, LLC, 5.625%, 4/15/20   9,990,069
     6,338,000       Southern Union Co., 7.2%, 11/1/66                5,838,883
     2,100,000       Spectra Energy Capital LLC, 6.75%, 7/15/18       2,317,537
     5,180,000       Williams Cos Inc/The, 7.75%, 6/15/31             5,842,330
                                                                    $67,535,381
                     Total Energy                                   $251,777,112
                     Materials - 5.5 %
                     Aluminum - 0.4 %
     5,395,000       Alcoa Inc., 6.15%, 8/15/20                     $ 5,540,131
     1,627,526  6.83 Noranda Aluminum Acquisition, Floating Rate Not  1,470,877
     5,500,000       Novelis Inc/GA, 8.375%, 12/15/17                 5,692,500
     855,000         Novelis Inc/GA, 8.75%, 12/15/20                   887,063
                                                                    $13,590,571
                     Commodity Chemicals - 0.6 %
     4,385,000       Basell Finance Co., 8.1%, 3/15/27 (144A)       $ 4,724,838
     2,690,000       Braskem Finance Ltd., 7.375%, 12/31/99 (b)       2,687,579
     7,250,000       Hexion US Finance Corp., 8.875%, 2/1/18 (144A)   7,748,438
     1,500,000       Nova Chemicals Corp. 8.375%, 11/1/16             1,597,500
     1,500,000       Nova Chemicals Corp., 8.625%, 11/1/19 (b)        1,638,750
     3,750,000       Rain CII Carbon LLC and CII Carbon Corp., 8.0%,  3,843,750
                                                                    $22,240,855
                     Construction Materials - 0.3 %
     3,000,000  6.64 C8 Capital SPV Ltd., Floating Rate Note, 12/31/$ 2,092,386
     1,880,000       Holcim Ltd., 6.0%, 12/30/19 (144A)               1,952,275
     5,700,000       Texas Industries, Inc., 9.25%, 8/15/20 (b)       6,056,250
     1,750,000       Voto-Votorantim Over, 6.625%, 9/25/19            1,820,000
                                                                    $11,920,911
                     Diversified Chemical - 0.3 %
     2,825,000       Ineos Finance Plc, 9.0%, 5/15/15 (144A)        $ 3,005,094
EURO 2,450,000       Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A  2,932,366
     1,150,000       Momentive Performance Material, 9.0%, 1/15/21    1,213,250
EURO 850,000         Momentive Performance Material, 9.5%, 1/15/21    1,182,174
     3,996,000       TPC Group LLC, 8.25%, 10/1/17 (b)                4,185,810
                                                                    $12,518,694
                     Diversified Metals & Mining - 0.8 %
     6,575,000       AngloGold Ashanti Holdings, 5.375%, 4/15/20    $ 6,838,000
     16,375,000      Gold Fields Orogen Holding BVI, 4.875%, 10/7/20 15,664,882
     1,615,000       Southern Copper Corp., 5.375%, 4/16/20           1,632,736
     5,980,000       Vedenta Resources Plc, 9.5%, 7/18/18 (144A) (b)  6,540,625
                                                                    $30,676,243
                     Fertilizers & Agricultural Chemicals - 0.3 %
     7,260,000       AGRIUM Inc., 6.75%, 1/15/19                    $ 8,296,176
     3,400,000       CF Industries Holdings, Inc., 6.875%, 5/1/18     3,638,000
                                                                    $11,934,176
                     Forest Products - 0.0 %
     1,650,000       Sino-Forest Corp., 6.25%, 10/21/17             $ 1,664,438
                     Metal & Glass Containers - 0.6 %
     1,135,000       AEP Industries, Inc., 7.875%, 3/15/13          $ 1,130,744
EURO 1,020,000       Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)   1,488,448
EURO 8,133,000       Ardagh Packaging Finance Plc, 9.25%, 10/15/20   11,148,173
     7,250,000       Ardagh Packaging Finance Plc, 9.125%, 10/15/20   7,540,000
EURO 1,050,000       Consol Glass Ltd., 7.625%, 4/15/14 (144A)        1,404,166
                                                                    $22,711,531
                     Paper Packaging - 0.4 %
     2,980,000       Graham Packaging Co LP/GPC Capital Corp. I, 8.2$ 3,099,200
     3,001,000       Graphic Packaging Co., 9.5%, 8/15/13 (b)         3,061,020
     2,925,000       Graphic Packaging International, Inc., 7.875%,   3,063,938
EURO 3,325,000       Nordenia Holdings GM, 9.75%,  7/15/17            4,901,849
                                                                    $14,126,007
                     Paper Products - 0.2 %
     2,000,000       Appleton Papers, Inc., 10.5%, 6/15/15 (144A)   $ 1,980,000
     3,850,000       Georgia-Pacific LLC, 5.4%, 11/01/20              3,806,414
     3,075,000       Suzano Trading Ltd., 5.875%, 1/23/21             3,013,500
                                                                    $ 8,799,914
                     Precious Metals & Minerals - 0.3 %
     3,250,000       Alrosa Finance SA, 8.875%, 11/17/14 (144A)     $ 3,631,875
     6,350,000       ALROSA Finance SA, 7.75%, 11/3/20                6,659,563
                                                                    $10,291,438
                     Specialty Chemicals - 0.2 %
     3,670,000       Cytec Industries, Inc., 8.95%, 7/1/17          $ 4,462,346
     791,000         Nova Chemicals Corp., 7.875%, 9/15/25             754,416
     3,225,000       Vertellus Specialtie, 9.375%,  10/1/15           3,418,500
                                                                    $ 8,635,262
                     Steel - 0.9 %
     3,875,000       Algoma Acquisition Corp., 9.875%, 6/15/15 (144A$ 3,487,500
     4,485,000       Allegheny Technologies, Inc., 9.375%, 6/1/19     5,239,583
     3,050,000       ArcelorMittal, 5.25%, 8/5/20                     3,015,300
     5,420,000       ArcelorMittal, 6.125%, 6/1/18                    5,774,940
     5,010,000       Commercial Metals Co., 7.35%, 8/15/18            5,097,269
     3,250,000       Essar Steel Algoma, Inc., 9.375%, 3/15/15        3,270,313
     2,250,000       Metinvest BV, 10.25%, 5/20/15                    2,396,250
     4,738,000       Severstal Columbus LLC, 10.25%, 2/15/18 (144A)   4,998,590
                                                                    $33,279,745
                     Total Materials                                $202,389,785
                     Capital Goods - 4.3 %
                     Aerospace & Defense - 0.3 %
     830,000         DigitalGlobe, Inc., 10.5%, 5/1/14              $  947,238
     2,600,000       GeoEye, Inc., 9.625%, 10/1/15                    2,938,000
     8,750,000       TransDigm, Inc., 7.75%, 12/15/18                 9,056,250
                                                                    $12,941,488
                     Building Products - 0.4 %
     3,852,000       C10 Capital SPV Ltd., 6.277%, 12/31/49         $ 2,687,625
     2,675,000       Masco Corp., 5.85%, 3/15/17                      2,665,787
     9,170,000       MASCO Corp., 7.125%, 3/15/20                     9,592,994
                                                                    $14,946,406
                     Construction & Engineering - 0.1 %
     3,950,000       Dycom Industries, 8.125%, 10/15/15             $ 4,058,625
                     Construction & Farm Machinery & Heavy Trucks - 0.7 %
     5,880,000       American Railcar, 7.50%, 3/1/14                $ 5,982,900
     6,000,000       Case New Holland, Inc., 7.875%, 12/1/17 (144A)   6,555,000
     2,500,000       Commercial Vehicle Group, 8.0%, 7/1/13           2,275,000
     1,345,000       Cummins, Inc., 6.75%, 2/15/27                    1,402,803
     6,255,000       Greenbrier Co., Inc., 8.375%, 5/15/15            6,333,188
     1,200,000       Oshkosh Corp., 8.5%,  3/1/20                     1,317,000
     1,100,000       Titan International, Inc., 7.875%, 10/1/17       1,160,500
     1,695,000       Volvo Treasury AB, 5.95%, 4/1/15                 1,841,094
                                                                    $26,867,485
                     Electrical Component & Equipment - 0.7 %
     5,609,000       Anixter International Corp., 5.95%, 3/1/15     $ 5,616,011
     5,585,000       Baldor Electric, 8.625%, 2/15/17                 6,255,200
     5,010,000       BELDEN CDT Inc., 7.0%, 3/15/17                   5,072,625
     3,932,000       Coleman Cable Inc., 9.0%, 2/15/18                4,069,620
     3,100,000       Thomas & Betts Corp., 5.625%, 11/15/21           3,287,305
                                                                    $24,300,761
                     Industrial Conglomerates - 0.4 %
     4,035,000       CARGILL Inc., 5.2%, 1/22/13 (144A)             $ 4,353,277
EURO 1,400,000       Mark IV Europe SCA, 8.875%, 12/15/17             1,923,894
     4,190,000       Park-Ohio Industries, Inc., 8.375%, 11/15/14     4,252,850
     4,270,000       Tyco Electronics Group SA, 6.55%, 10/1/17        4,852,492
     750,000         Tyco International Finance SA, 8.5% 1/15/19       959,988
                                                                    $16,342,501
                     Industrial Machinery - 0.7 %
     3,020,000       Ingersoll-Rand Global Holdings, 9.5%, 4/15/14  $ 3,638,230
     6,050,000       Liberty Tire Recycling, 11.0%, 10/1/16           6,488,625
     5,785,000       Mueller Water Products, 7.375%, 6/1/17           5,582,525
     3,830,000       Valmont Industries, Inc., 6.625%, 4/20/20        3,984,295
     7,210,000       WPE International, 10.375%, 9/30/20              7,065,800
                                                                    $26,759,475
                     Trading Companies & Distributors - 0.9 %
     3,950,000       Ace Hardware Corp., 9.125%, 6/1/16 (144A)      $ 4,226,500
     13,500,000      Avis Budget Car Rental LLC, 8.25%, 1/15/19      13,635,000
     6,795,000       GATX Financial Corp., 6.0%, 2/15/18 (b)          7,252,460
     8,630,000       Glencore Funding LLC, 6.0%, 4/15/14 (144A)       9,120,167
                                                                    $34,234,127
                     Total Capital Goods                            $160,450,868
                     Transportation - 0.8 %
                     Air Freight & Couriers - 0.2 %
     3,000,000       AMGH Merger Sub, Inc., 9.25%, 11/1/18          $ 3,150,000
     765,000         Ceva Group Plc, 11.5%, 4/1/18 (144A)              826,200
     355,000         Ceva Group Plc, 11.625%, 10/1/16                  389,613
     1,924,000       Ceva Group Plc, 8.50%, 12/1/14 (144A)            2,379,994
                                                                    $ 6,745,807
                     Airlines - 0.2 %
     642,736         Continental Airlines Inc., 7.461%, 4/1/13      $  647,557
     1,382,549       Continental Airlines, Inc., 6.795%, 8/2/18       1,382,550
     3,050,000       Delta Air Lines, Inc., 4.95%, 11/23/19           3,061,438
     614,506         Delta Airlines, Inc., 7.779%, 1/2/12 (b)          616,658
                                                                    $ 5,708,203
                     Marine - 0.0 %
     1,780,000       CMA CGM SA, 7.25%, 2/1/13 (144A)               $ 1,781,342
                     Marine Ports & Services - 0.0 %
     1,245,000       Oceanografia SA DE CV, 11.25%, 7/15/15         $  765,675
                     Railroads - 0.3 %
     2,530,000       Burlington Sante Fe Corp., 5.75%, 3/15/18      $ 2,850,665
     2,950,000       Kansas City Southern Mexico, 7.375%, 6/1/14      3,082,750
     3,890,000       Kansas City Southern Railway, 8.0%, 6/1/15       4,201,200
                                                                    $10,134,615
                     Trucking - 0.1 %
     3,675,000       Swift Services Holdings, Inc., 10.0%, 11/15/18 $ 3,849,563
                     Total Transportation                           $28,985,205
                     Automobiles & Components - 0.2 %
                     Auto Parts & Equipment - 0.1 %
     2,750,000       Allison Transmission, 11.0%, 11/1/15 (144A) (b)$ 2,997,500
                     Automobile Manufacturers - 0.1 %
     1,390,000       Hyundai Motor Manufacturer, 4.5%,  4/15/15     $ 1,426,298
     1,540,000       Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (1  1,599,030
                                                                    $ 3,025,328
                     Total Automobiles & Components                 $ 6,022,828
                     Consumer Durables & Apparel - 0.9 %
                     Homebuilding - 0.3 %
     4,110,000       Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 $ 4,705,950
     5,079,000       Meritage Homes Corp., 6.25%, 3/15/15             5,104,395
     2,244,000       Urbi Desarrollos Urb, 9.5%, 1/21/20 (b)          2,563,770
                                                                    $12,374,115
                     Household Appliances - 0.1 %
     4,940,000       Whirlpool Corp., 5.5%, 3/1/13                  $ 5,246,448
                     Housewares & Specialties - 0.4 %
     8,141,000       Controladora Mabe Sa CV, 7.875%, 10/28/09      $ 9,219,683
     4,175,000       Reynolds Group Issue, 7.125%, 4/15/19            4,248,063
     2,455,000       Yankee Acquisition Corp., 9.75%, 2/15/17 (b)     2,559,338
                                                                    $16,027,084
                     Textiles - 0.0 %
     223,000         Invista, 9.25%, 5/1/12 (144A)                  $  226,903
                     Total Consumer Durables & Apparel              $33,874,550
                     Consumer Services - 1.7 %
                     Casinos & Gaming - 0.8 %
EURO 6,415,000       Codere Finance SA, 8.25%, 6/15/15 (144A)       $ 8,535,890
EURO 7,530,000  8.25 Lottomatica Spa, Floating Rate Note, 3/31/66 (1  9,787,917
     1,875,000       Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A   246,094
EURO 4,041,000       Peermont Global Ltd., 7.75%, 4/30/14 (144A)      4,647,467
     2,310,000       Scientific Games Corp., 7.875%, 6/15/16          2,304,225
     4,274,000       Scientific Games International Inc., 9.25%, 6/1  4,412,905
     1,780,000       Shingle Springs Tribal, 9.375%, 6/15/15 (144A)   1,228,200
     2,875,000       Station Casinos, 6.625%, 3/15/18                    288
                                                                    $31,162,986
                     Education Services - 0.2 %
     3,310,000       Leland Stanford Junior University, 4.75%, 5/1/1$ 3,554,377
     2,820,000       President & Fellows of Harvard, 3.7%, 4/1/13     2,987,480
                                                                    $ 6,541,857
                     Restaurants - 0.4 %
     3,550,000       Arcos Dorados SA, 7.5%, 10/1/19                $ 3,834,000
     4,000,000       Blue Acquisition Sub, Inc., 9.875%, 10/5/18 (b)  4,260,000
     5,650,000       Dunkin Finance Corp., 9.625%, 12/1/18            5,706,500
                                                                    $13,800,500
                     Specialized Consumer Services - 0.3 %
     5,322,000       Service Corp International, 8.0%, 11/15/21     $ 5,588,100
     4,960,000       Service Corp International/US, 7.0%, 5/15/19     4,960,000
                                                                    $10,548,100
                     Total Consumer Services                        $62,053,443
                     Media - 1.5 %
                     Advertising - 0.0 %
     1,000,000       Interpublic Group of Cos, 10.0%, 7/15/17       $ 1,170,000
                     Broadcasting - 1.4 %
     5,100,000       CCO Holdings LLC / CCO Holdings Capital Corp., $ 5,176,500
     3,390,000       Grupo Telivisa SA, 6.0%, 5/15/18 (144A)          3,729,264
     4,265,000       Hughes Network Systems LLC, 9.5%, 4/15/14        4,398,281
     685,000         Hughes Network Systems LLC, 9.5%, 4/15/14         706,406
     6,922,216       Intelsat Bermuda Ltd., 11.5%, 2/4/17             7,649,049
     6,400,000       Myriad International Holding B, 6.375%, 7/28/17  6,703,360
EURO 6,235,000       Nara Cable Funding Ltd., 8.875%, 12/1/18         7,921,166
     7,500,000       Intelsat Subsidiary Holding Co., 8.5%, 1/15/13   7,509,375
     4,125,000       Telesat Canada / Telesat LLC, 12.5%, 11/1/17     4,857,188
     4,663,984       Umbrella Acquisition, Inc., 9.75%, 3/15/15 PIK   5,037,103
                                                                    $53,687,692
                     Cable & Satellite - 0.1 %
     1,100,000       Time Warner Cable, Inc., 8.25%, 4/1/19         $ 1,366,390
     640,000         Time Warner Cable, Inc., 8.75, 2/14/19            814,380
                                                                    $ 2,180,770
                     Total Media                                    $57,038,462
                     Retailing - 0.7 %
                     Distributors - 0.2 %
     5,538,000       Minerva Overseas II, 10.875%, 11/15/19 (144A)  $ 5,856,435
                     Internet Retail - 0.5 %
     9,735,000       *CA Expedia, Inc., 5.95%, 8/15/20              $ 9,783,675
     1,785,000       Expedia Inc., 8.5%, 7/1/16 (144A)                1,954,575
     7,395,000       Ticketmaster, 10.75%, 8/1/16                     8,005,088
                                                                    $19,743,338
                     Total Retailing                                $25,599,773
                     Food & Drug Retailing - 0.2 %
                     Drug Retail - 0.2 %
     1,171,101       CVS Pass-Through Trust, 6.036%, 12/10/28       $ 1,201,070
     4,525,000       CVS Pass-Through Trust, 5.773%, 1/31/33          4,487,352
                                                                    $ 5,688,422
                     Total Food & Drug Retailing                    $ 5,688,422
                     Food Beverage & Tobacco - 1.5 %
                     Agricultural Products - 0.3 %
     12,360,000      Viterra, Inc., 5.95%, 8/1/20                   $11,793,257
                     Brewers - 0.2 %
     4,255,000       Anheuser-Busch InBev Worldwide Inc, 7.75%, 1/15$ 5,294,701
     535,000         Cia Brasileira de Bebida, 10.5%, 12/15/11         576,463
     2,530,000       Cia Brasileira de Bebida, 8.75%, 9/15/13         2,915,825
                                                                    $ 8,786,989
                     Packaged Foods & Meats - 0.7 %
     2,200,000       Arcor, 7.25%, 11/9/17                          $ 2,343,000
     750,000         Bertin Ltd., 10.25%, 10/5/16 (144A)               814,575
     1,038,898       Independencia International, 12.0%, 12/30/16 (1   20,778
     7,400,000       JBS Finance II Ltd., 8.25%, 1/29/18              7,437,000
     7,550,000       Kraft Foods, Inc., 6.5%, 2/9/40                  8,460,749
     6,750,000       Marfig Overseas Ltd., 9.5%, 5/4/20 (144A)        6,986,250
                                                                    $26,062,352
                     Tobacco - 0.2 %
     7,950,000       Alliance One International Inc., 10.0%, 7/15/16$ 8,148,750
                     Total Food Beverage & Tobacco                  $54,791,348
                     Health Care Equipment & Services - 0.6 %
                     Health Care Facilities - 0.3 %
     3,655,000       HCA Inc., 9.125%, 11/15/14                     $ 3,833,181
     2,754,957       HCA Inc., 9.625%, 11/15/16                       2,951,248
     1,700,000       HCA, Inc., 7.875%, 2/15/20                       1,819,000
     1,430,000       HCA, Inc., 8.5%, 4/15/19                         1,565,850
                                                                    $10,169,279
                     Health Care Services - 0.1 %
     1,813,000       Gentiva Health Services, Inc., 11.5%, 9/1/18   $ 1,976,170
                     Health Care Supplies - 0.2 %
     2,350,000       Bausch & Lomb, Inc., 9.875%, 11/1/15           $ 2,514,500
     3,105,000       Biomet Inc., 10.375%, 10/15/17                   3,392,213
     4,100,000       Inverness Medical Innovations, 7.875%, 2/1/16    4,110,250
                                                                    $10,016,963
                     Total Health Care Equipment & Services         $22,162,412
                     Pharmaceuticals & Biotechnology - 0.4 %
                     Biotechnology - 0.1 %
     4,990,000       Biogen Idec, Inc., 6.0%, 3/1/13                $ 5,389,719
                     Life Sciences Tools & Services - 0.0 %
     1,910,000       Agilent Technologies, Inc., 5.5%, 9/14/15      $ 2,074,629
                     Pharmaceuticals - 0.2 %
     9,170,000       Valeant Pharmaceuticals International, Inc., 6.$ 9,101,225
                     Total Pharmaceuticals & Biotechnology          $16,565,573
                     Banks - 4.1 %
                     Diversified Banks - 2.2 %
     1,166,000  2.19 Alfa Div Payment Rights Fin, Floating Rate Note$ 1,130,324
AUD  6,950,000       Asian Development Bank/Pasig, 0.5%, 3/27/13      6,377,793
     1,753,000       Banco de Credito del, 9.75%,  11/6/69            2,029,098
     5,300,000       Banco de Credito del Peru, 5.375%, 9/16/20       5,220,500
     1,700,000  8.17 Banco Macro SA, Floating Rate Note,  6/7/12      1,279,250
     3,060,000       Barclays Bank Plc, 5.125%, 1/8/20 (b)            3,125,046
     5,350,000       BNP Paribas, 1.34438%, 4/27/17                   5,153,072
AUD  1,000,000       Council of Europe, 5.5%, 1/18/12                 1,025,563
     5,700,000       Credit Agricole SA, 8.375%, 12/13/49             5,856,750
     2,770,000       Industrial Bank of Korea, 7.125%, 4/23/14        3,109,502
TRY  8,225,000       International Bank for Reconstruction & Develop  6,011,898
AUD  11,350,000      Intl Bk Recon & Development, 5.75%, 10/21/19    11,198,005
     2,420,000       Kazkommerts International BV, 8.0%, 11/3/15      2,274,800
TRY  29,560,000      Rabobank Nederland NV, 0.0%, 3/3/15             13,729,625
     3,900,000       Scotiabank Peru SA, Floating Rate Note, 3/15/17  3,914,040
     5,030,000       Societe Generale, 8.75%, 10/29/49                5,155,750
     6,900,000       Standard Chartered Plc, 3.85%, 4/27/15 (144A) (  7,104,005
                                                                    $83,695,021
                     Regional Banks - 1.9 %
     1,180,000       American Express Bank FSB, 5.5%, 4/16/13       $ 1,271,796
     3,413,000       Banco Internacional del Peru, 5.75%, 10/7/20 (1  3,310,610
     1,500,000       Cobank, ACB, 7.875%, 4/16/18 (144A)              1,667,505
     5,375,000       KeyBank NA, 5.8%, 7/1/14                         5,759,372
     2,935,000       Keycorp, 6.5%, 5/14/13                           3,186,574
     2,850,000       Mellon Funding Corp., 5.5%, 11/15/18             3,098,785
     1,809,000       PNC BANK NA, 6.0%, 12/7/17                       1,967,600
     13,380,000 8.25 PNC Financial Services Group, Floating Rate Not 14,266,960
     4,600,000  8.70 PNC Preferred Funding Trust III, Floating Rate   4,884,142
     3,960,000       Sovereign Bancorp, 8.75%, 5/30/18                4,318,162
     10,795,000      State Street Capital, 8.25%, 3/15/42            10,967,720
     2,195,000       Wachovia Bank NA, 6.0%, 11/15/17                 2,435,276
     660,000         Wachovia Cap Trust III, 5.8%, 3/15/42             572,550
     11,200,000      Wells Fargo & Co., 9.75%, 12/29/49 (b)          11,578,000
                                                                    $69,285,052
                     Thrifts & Mortgage Finance - 0.0 %
DKK  887             Nykredit Realkredit, 6.0%, 10/1/29             $    173
DKK  41,414          Nykredit Realkredit, 7.0%, 7/1/32                  8,282
                                                                    $   8,455
                     Total Banks                                    $152,988,528
                     Diversified Financials - 6.1 %
                     Asset Management & Custody Banks - 0.6 %
     7,360,000       Ameriprise Financial, 7.518%, 6/01/66          $ 7,654,400
     4,180,000       Janus Capital Group, Inc., 6.5%, 6/15/12         4,520,833
     9,470,000       Janus Capital Group, Inc., 6.95%, 6/15/17        9,866,102
                                                                    $22,041,335
                     Consumer Finance - 0.7 %
     5,195,000       American General Finance, 6.9%, 12/15/17       $ 4,194,963
     6,250,000       American Honda Finance, 6.7%, 10/1/2013 (144A)   7,070,794
     2,030,000       Capital One Bank USA NA, 8.8%, 7/15/19           2,496,979
     7,965,000       Capital One Capital VI, 8.875%, 5/15/40          8,293,556
     1,240,000       Hyundai Capital America, 3.75%, 4/6/16           1,217,836
     4,559,000  4.00 SLM Corp., Floating Rate Note, 7/25/14           4,140,301
                                                                    $27,414,429
                     Diversified Finance Services - 2.3 %
     2,250,000       Alfa Bank OJSC Via Alfa Bond I, 7.875%, 9/25/17$ 2,289,375
     9,255,000       Alterra Finance LLC, 6.25%, 9/30/20              9,189,114
EURO 900,000         ATLAS VI Capital Ltd., 11.5694%, 4/7/14          1,213,681
     1,977,684       BTA Bank JSC, 0.0%, 7/1/20 (144A)                 108,773
     957,298         BTA Bank JSC, 10.75%, 7/1/18 (144A)              1,033,882
     216,907         BTA Bank JSC, 7.2%, 7/1/25 (144A)                 155,089
     1,350,000       Caelus Re II Ltd., Floating Rate Note, 5/24/13   1,362,150
     6,400,000  7.38 Continental Trustees Cayman Ltd., 7.375%, 10/7/  6,608,000
     6,790,000       Crown Castle Towers LLC, 4.883%, 8/15/20         6,525,740
     3,135,000       Crown Castle Towers LLC, 6.113%, 1/15/20         3,270,811
TRY  1,500,000       European Investment Bank, 10.0%, 9/10/13         1,032,648
TRY  1,115,000       European Investment Bank, 9.625%, 4/1/15          777,384
     7,115,000       Hyundai Capital Services, Inc., 6.0%, 5/5/15     7,701,746
     1,700,000  6.20 Ibis Re Ltd Floating Rate Note, 5/3/13 (144A)    1,693,710
TRY  7,900,000       JPMorgan Chase & Co., 0%, 10/04/17               2,714,236
     16,140,000      JPMorgan Chase & Co., 7.9%, 4/29/49             17,156,659
     2,200,000       Lodestone Re Ltd., 0.0%,  5/17/13 (144A)         2,203,080
     7,000,000       Lodestone Re Ltd., 0%, 1/8/14                    6,995,100
     4,900,000  8.37 Lodestone Re Ltd., Floating Rate Note,  5/17/13  4,963,700
     700,000    6.38 Mariah Re Ltd., Floating Rate Note, 1/8/14        704,340
     1,100,000       Nelson Re, Ltd., 11.62625%, 6/6/11               1,092,740
     1,741,195       PF Export Receivable Master Trust, 6.436%, 6/1/  1,915,315
     1,173,831       Power Receivables Finance, LLC, 6.29%, 1/1/12 (  1,174,477
     2,600,000  9.06 Residential Reinsurance 2010 Ltd., Floating Rat  2,664,220
     3,000,000       Residential Reinsurance 2010 Ltd., 0%, 6/6/13    2,982,600
                                                                    $87,528,570
                     Investment Banking & Brokerage - 1.6 %
     1,400,000       Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)   $ 1,493,184
     24,125,000 5.79 Goldman Sachs Capital, Floating Rate Note, 12/2 20,445,938
     6,565,000       Jefferies Group, Inc., 6.875%, 4/15/21           6,822,814
     5,350,000       Macquarie Group Ltd., 7.625%, 8/13/19            5,832,308
     5,825,000       Macquarie Group Ltd., 6.0%, 1/14/20              5,847,817
     3,820,000       Merrill Lynch & Co., 5.45%, 2/5/13               4,029,313
     5,900,000       Morgan Stanley, 5.5%, 1/26/20                    5,947,348
     7,630,000       Morgan Stanley Dean Witter, 6.625%, 4/1/18       8,276,787
     1,955,000       TD Ameritrade Holding Corp., 5.6%, 12/1/19       2,047,292
                                                                    $60,742,801
                     Specialized Finance - 0.8 %
     6,180,000       BM&FBovespa SA, 5.5%,  7/16/20                 $ 6,288,546
     8,300,000       Cantor Fitzgerald LP, 7.875%, 10/15/19           8,547,531
     1,000,000 13.54 Montana Re Ltd., Floating Rate Note, 12/7/12     1,009,300
     8,810,000  7.68 NCO Group Inc., Floating Rate Note, 11/15/13     7,576,600
     4,600,000       Successor X Ltd., 0.0%, 1/7/14                   4,597,700
     1,250,000       Successor X Ltd., 9.87982%, 4/4/13 CATBOND       1,195,125
                                                                    $29,214,802
                     Total Diversified Financials                   $226,941,937
                     Insurance - 4.3 %
                     Insurance Brokers - 0.2 %
     565,000         Hub International Holdings, 10.25%, 6/15/15 (14$  566,413
     6,715,000       Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144  7,021,876
     1,700,000  6.68 USI Holdings Corp., Floating Rate Note, 11/15/1  1,487,500
                                                                    $ 9,075,789
                     Life & Health Insurance - 1.5 %
     9,870,000       Delphi Financial Group, Inc., 7.875%, 1/31/20  $10,544,200
     9,629,000       Lincoln National Corp., 6.05%, 4/20/67           8,882,753
     2,565,000       Lincoln National Corp., 8.75%, 7/1/19            3,208,425
     7,202,000       MetLife, Inc., 10.75%, 8/1/39                    9,650,680
     7,630,000       Protective Life Corp., 7.375%, 10/15/19          8,260,413
     4,000,000       Prudential Financial, Inc., 5.15%, 1/15/13       4,266,376
     1,770,000       Prudential Financial, Inc., 5.1%, 9/20/14 (b)    1,901,276
     755,000         Prudential Financial, Inc., 6.2%, 1/15/15         832,621
     4,004,000       Prudential Financial, Inc., 8.875%, 6/15/38      4,654,650
     3,400,000       Unum Group, 5.625%, 9/15/20                      3,412,791
                                                                    $55,614,185
                     Multi-Line Insurance - 0.4 %
     1,890,000       Genworth Financial, Inc., 7.2%, 2/15/21        $ 1,934,640
     11,985,000      Liberty Mutual Group, 7.0%, 3/15/37 (144A)      10,765,646
     1,560,000       Liberty Mutual Group, 7.3%, 6/15/14 (144A)       1,705,941
     1,455,000 10.75 Liberty Mutual Group, Floating Rate Note, 6/15/  1,760,550
                                                                    $16,166,777
                     Property & Casualty Insurance - 0.6 %
     7,171,000       Hanover Insurance Group, 7.625%, 10/15/25      $ 7,187,393
     500,000         The Allstate Corp., 6.75%, 5/15/18                578,157
     2,700,000       The Hanover Insurance Group, Inc., 7.5%, 3/1/20  2,845,128
     640,000         The Hanover Insurance Group, Inc., 8.207%, 2/3/   569,600
     13,480,000      XL Group Plc, 6.5%, 3/29/49                     11,592,800
                                                                    $22,773,078
                     Reinsurance - 1.4 %
     850,000   15.20 Atlas Reinsurance Plc, Floating Rate Note, 1/10$ 1,136,933
     1,400,000  7.19 Blue Fin Ltd., Floating Rate Note, 4/10/12       1,367,940
     250,000   14.03 Blue Fin Ltd., Floating Rate Note, 4/16/12 Cat    264,925
     1,200,000  9.41 Blue Fin Ltd., Floating Rate Note, 5/28/13 (144  1,227,840
     2,300,000  8.92 Caelus Re Ltd., Floating Rate Note, 6/7/11       2,311,270
     2,050,000 18.03 Carillon Ltd., Floating Rate Note, 1/10/11       2,043,850
     1,750,000 10.78 East Lane Re III Ltd., Floating Rate Note, 3/16  1,821,750
     750,000    4.35 Fhu-Jin Ltd., Floating Rate Note, 8/10/11 (144A   755,550
     2,300,000 5.91 Foundation Re III Ltd., Floating Rate Note, 2/3 2,288,960 1,775,000 12.03 Globecat Ltd., Floating Rate Note, 1/2/13 (144A 1,696,900
     250,000    8.78 Globecat Ltd., Floating Rate Note, 1/2/13 (144A   253,600
EURO 650,000    8.56 Green Valley Ltd., Floating Rate Note, 1/10/11    867,768
     1,000,000  1.88 Merna Reinsurance Ltd., Floating Rate Note, 4/8  1,012,800
     250,000   12.00 MultiCat Mexico, 2009, 0.0%, 10/19/12             265,225
     250,000   10.40 MultiCat Mexico 2009, 0.0%, 10/19/12              264,775
     2,185,000  7.20 Muteki Ltd. Cat Bond, Floating Rate Note, 5/24/  2,195,925
     1,400,000 12.25 Mystic Re, Floating Rate Note, 3/20/12           1,485,400
     2,150,000 10.30 Mystic Re Ltd., Floating Rate Note, 6/7/11       2,186,765
     11,395,000      Platinum Underwriters HD, 7.50%, 6/1/17         11,854,105
     8,470,000       Reinsurance Group of, 6.45%, 11/15/19            8,939,467
     1,000,000  9.40 Residential Re, Floating Rate Note, 6/6/11       1,014,100
     900,000   14.15 Residential Re, Floating Rate Note, 6/6/11        925,920
     7,740,000       Validus Holdings Ltd., 8.875%, 1/26/40           8,250,871
                                                                    $54,432,639
                     Total Insurance                                $158,062,468
                     Real Estate - 2.0 %
                     Diversified Real Estate Activities - 0.2 %
     5,680,000       WEA Finance LLC, 7.125%, 4/15/18               $ 6,534,102
                     Diversified Real Estate Investment Trusts - 0.4 %
     8,850,000       Dexus Finance Pty Ltd., 7.125%, 10/15/14       $ 9,770,524
     3,740,000       Digital Realty Trust, 4.5%, 7/15/15 (144A)       3,763,035
     1,415,000       Digital Realty Trust LP, 5.875%, 2/1/20          1,439,554
                                                                    $14,973,113
                     Office Real Estate Investment Trusts - 0.1 %
     980,000         Mack-Cali Realty Corp., 7.75%, 8/15/19         $ 1,140,480
     4,275,000       Mack-Cali Realty LP, 5.125%, 1/15/15             4,477,823
                                                                    $ 5,618,303
                     Real Estate Operating Companies - 0.0 %
     353,784    8.37 Alto Palermo SA, Floating Rate Note, 6/11/12 (1$  155,665
     200,000         Forest City Enterprises, 7.625%, 6/1/15           187,000
                                                                    $  342,665
                     Retail Real Estate Investment Trusts - 0.2 %
     6,310,000       Developers Diversified Realty, 7.5%, 4/1/17    $ 7,048,844
                     Specialized Real Estate Investment Trusts - 1.1 %
     600,000         Health Care REIT Inc., 6.125%, 4/15/20         $  631,599
     3,305,000       Health Care REIT, Inc., 6.2%, 6/1/16             3,656,999
     5,450,000       Healthcare Realty Trust, Inc., 6.5%, 1/17/17     5,877,536
     9,665,000       Hospitality Properties Trust, 7.875%, 8/15/14   10,690,370
     2,375,000       Sabra Health Care LP/Sabra Capital Corp., 8.125  2,452,188
     9,328,000       Senior Housing Properties Trust, 6.75%, 4/15/20  9,852,700
     850,000         Ventas Realty  LP/CAP CRP, 6.75%, 4/1/17          890,627
     3,250,000       Ventas Realty LP / V, 6.5%, 6/01/16              3,379,838
     3,215,000       Ventas Realty LP / V, 6.5%, 6/1/16               3,343,439
                                                                    $40,775,296
                     Total Real Estate                              $75,292,323
                     Software & Services - 1.1 %
                     Application Software - 0.1 %
     3,034,000       Allen Systems Group, Inc., 10.5%, 11/15/16     $ 3,056,755
                     Data Processing & Outsourced Services - 0.0 %
     1,619,000       First Data Corp., 12.625%, 1/15/21             $ 1,546,145
     1,619,000       First Data Corp., 8.25%, 1/15/21 (b)             1,554,240
     362,000         First Data Corp., 9.875%, 9/24/15                 344,805
                                                                    $ 3,445,190
                     Internet Software & Services - 0.7 %
     5,185,000       Equinix Inc., 8.125%,  3/1/18                  $ 5,418,325
     7,920,000       GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)    8,186,849
     11,145,000      Terremark Worldwide, Inc., 12.0%, 6/15/17       12,761,025
                                                                    $26,366,199
                     It Consulting & Other Services - 0.2 %
     2,855,000       Sungard Data Systems, Inc., 10.25%, 8/15/15 (b)$ 3,001,319
     2,905,000       Sungard Data Systems, Inc., 10.625%, 5/15/15     3,202,763
                                                                    $ 6,204,082
                     Total Software & Services                      $39,072,226
                     Technology Hardware & Equipment - 0.2 %
                     Communications Equipment - 0.1 %
     962,000         Brocade Communications Systems, 6.625%, 1/15/18$ 1,012,505
     962,000         Brocade Communications Systems, 6.875, 1/15/20   1,024,530
                                                                    $ 2,037,035
                     Computer Storage & Peripherals - 0.1 %
     5,745,000       Seagate HDD Cayman, 7.75%, 12/15/18            $ 5,816,813
                     Total Technology Hardware & Equipment          $ 7,853,848
                     Semiconductors - 0.1 %
                     Semiconductor Equipment - 0.1 %
     4,035,000       Klac Instruments Corp., 6.9%, 5/1/18           $ 4,438,524
                     Total Semiconductors                           $ 4,438,524
                     Telecommunication Services - 3.4 %
                     Alternative Carriers - 0.6 %
     2,810,000       Paetec Holding, 8.875%, 6/30/17 (144A)         $ 2,999,675
     6,047,000       Global Crossing Ltd., 12.0%, 9/15/15             6,817,993
     7,500,000       Paetec Escrow Corp., 9.875%, 12/1/18             7,706,250
     4,734,000       Paetec Holdings, 9.5%, 7/15/15                   4,899,690
                                                                    $22,423,608
                     Integrated Telecommunication Services - 1.7 %
     3,250,000       Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)    $ 3,542,500
     5,603,000       Cincinnati Bell, Inc., 8.25%, 10/15/17           5,546,970
     13,440,000      Cincinnati Bell, Inc., 8.375%, 10/15/20         12,902,400
     3,200,000       Embarq Corp., 7.082%, 6/1/16                     3,538,906
     1,215,000       Frontier Communications Corp., 8.25%, 4/15/17    1,333,463
     3,885,000       Frontier Communications Corp., 8.5%, 4/15/20     4,244,363
     6,290,000       Frontier Communications Corp., 8.75%, 4/15/22    6,856,100
     3,690,000       GCI, Inc., 7.25%, 2/15/14                        3,736,125
     1,500,000       GCI, Inc., 8.625%, 11/15/19                      1,623,750
     3,720,000       Mastec Inc., 7.625%, 2/1/17                      3,701,400
     3,600,000       Qtel International Finance, Ltd., 6.5%, 6/10/14  3,946,036
     1,235,000       Qtel International Finance, Ltd., 3.375%, 10/14  1,176,403
     5,000,000       Windstream Corp., 7.75%, 10/15/20                5,150,000
     1,940,000       Windstream Corp., 8.125%, 9/1/18                 2,037,000
     5,320,000       Windstream Corp., 8.625%, 8/1/16                 5,599,300
                                                                    $64,934,716
                     Wireless Telecommunication Services - 1.0 %
     8,075,000       Cricket Communications, Inc., 7.75%, 10/15/20  $ 7,691,438
     6,400,000       Digicel, Ltd., 8.25%, 9/1/17 (144A)              6,560,000
     4,250,000       MetroPCS Wireless, Inc., 6.625%, 11/15/20        4,048,125
     6,500,000       MetroPCS Wireless, Inc., 7.875%, 9/1/18          6,743,750
     2,050,000       NII Capital Corp., 10.0%, 8/15/16                2,270,375
     5,935,000       True Move Co., Ltd., 10.75%, 12/16/13 (144A)     6,380,125
     692,000         Vip Fin, 9.125%, 4/30/18 (144A) (b)               787,150
     3,700,000       WCP Wireless Site Funding LLC, 6.829%, 11/15/15  3,546,467
                                                                    $38,027,430
                     Total Telecommunication Services               $125,385,754
                     Utilities - 2.8 %
                     Electric Utilities - 1.4 %
     1,825,000       CenterPoint Energy Houston Electric LLC, 7.0%, $ 2,087,203
     4,196,000       Commonwealth Edison Co., 6.95%, 7/15/18          4,745,269
     5,720,000       Dubai Electricity & Water Authority, 7.375%, 10  5,349,710
     12,400,000      Dubai Electricity & Water Authority, 8.5%, 4/22 13,185,838
     2,033,940       FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)  1,975,464
     2,725,000       Israel Electric Corp. Ltd., 7.25%, 1/15/19 (144  2,998,980
     1,330,000       Israel Electric Corp., Ltd., 9.375%, 1/28/20 (1  1,671,853
     3,275,000       NY State Gas and Electric, 6.15%, 12/15/17 (144  3,522,777
     2,245,000       Public Service of New Mexico, 7.95%, 5/15/18     2,523,050
     3,183,000       Public Service of New Mexico, 9.25%, 5/15/15     3,517,215
     5,000,000       Texas Competitive Electric Holdings, 15.0%, 4/1  4,375,000
     4,125,000       West Penn Power Co., 5.95%, 12/15/17             4,547,714
     1,650,000       White Pine Hydro Portfolio, 7.26%, 7/20/15       1,464,524
                                                                    $51,964,597
                     Gas Utilities - 0.5 %
     3,575,000       Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5$ 3,485,625
     1,000,000       Inergy LP, 8.25%, 3/1/16                         1,042,500
     1,965,000       Nakilat Inc., 6.067% 12/31/33 (144A)             2,063,250
     4,190,000       Nakilat Inc., 6.267% 12/31/33 (144A)             3,978,112
     6,895,000       Transportadora De Gas del Sur, 7.875%, 5/14/17   6,946,713
                                                                    $17,516,200
                     Independent Power Producer & Energy Traders - 0.8 %
     7,293,313       Coso Geothermal Power Holdings, 7.0%, 7/15/26 ($ 6,310,175
     7,935,000       Intergen NV, 9.0%, 6/30/17                       8,411,100
     1,114,572       Juniper Generation, 6.79%, 12/31/14 (144A)       1,050,428
     3,775,000       Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A  3,829,285
     3,700,000       NSG Holdings Inc., 7.75%, 12/15/25               3,441,000
     2,934,339       Panoche Energy Center LLC, 6.88%, 7/31/29 (144A  3,027,710
     4,050,000       Star Energy Geothermal, 11.5%, 2/12/15           4,606,875
                                                                    $30,676,573
                     Multi-Utilities - 0.1 %
     4,499,020       Ormat Funding Corp., 8.25%, 12/30/20           $ 4,347,179
                     Total Utilities                               $104,504,549
                     Total Corporate Bonds
                     (Cost  $1,742,149,796)                      $1,821,939,938

                     U.S. Government Agency Obligations - 7.3 %
     9,976,101       Fannie Mae Pool, 3.5%, 11/1/40                   9,538,691
     406,311         Fannie Mae Remics, 0.58125%, 2/25/21              406,397
     2,980,476       Federal Home Loan Mortgage Corp., 4.5%, 10/1/35  3,072,864
     313,969         Federal Home Loan Mortgage Corp., 5.0%, 11/1/34   331,054
     389,376         Federal Home Loan Mortgage Corp., 5.0%, 5/1/34    410,564
     1,178,455       Federal Home Loan Mortgage Corp., 5.0%, 7/1/35   1,241,845
     55,228          Federal Home Loan Mortgage Corp., 5.5%, 10/1/16   59,223
     256,574         Federal Home Loan Mortgage Corp., 6.0%, 1/1/33    281,972
     34,989          Federal Home Loan Mortgage Corp., 6.0%, 1/1/33    38,453
     248,348         Federal Home Loan Mortgage Corp., 6.0%, 1/1/34    272,932
     60,022          Federal Home Loan Mortgage Corp., 6.0%, 3/1/33    65,964
     117,817         Federal Home Loan Mortgage Corp., 6.0%, 3/1/33    129,480
     767,249         Federal Home Loan Mortgage Corp., 6.0%, 6/1/17    834,901
     768,988         Federal Home Loan Mortgage Corp., 6.0%, 6/1/35    838,143
     669,853         Federal Home Loan Mortgage Corp., 6.0%, 8/1/34    733,023
     8,998           Federal Home Loan Mortgage Corp., 6.5% 9/1/32     10,118
     100,698         Federal Home Loan Mortgage Corp., 6.5%, 10/1/33   113,840
     1,232,691       Federal National Mortgage Association, 4.5%, 3/  1,272,250
     1,840,443       Federal National Mortgage Association, 4.5%, 6/  2,002,707
     2,261,722       Federal National Mortgage Association, 5.0%, 12  2,400,606
     1,873,286       Federal National Mortgage Association, 5.0%, 12  1,975,221
     2,201,717       Federal National Mortgage Association, 5.0%, 2/  2,337,136
     111,322         Federal National Mortgage Association, 5.0%, 4/   118,169
     1,643,307       Federal National Mortgage Association, 5.0%, 4/  1,735,999
     862,345         Federal National Mortgage Association, 5.0%, 6/   915,385
     186,208         Federal National Mortgage Association, 5.0%, 6/   197,661
     1,272,523       Federal National Mortgage Association, 5.5%, 12  1,368,469
     1,888,955       Federal National Mortgage Association, 5.5%, 2/  2,045,326
     7,509           Federal National Mortgage Association, 5.5%, 2/    8,045
     1,894,786       Federal National Mortgage Association, 5.5%, 3/  2,043,113
     2,889,064       Federal National Mortgage Association, 5.5%, 3/  3,122,447
     482,889         Federal National Mortgage Association, 5.5%, 3/   520,355
     710,341         Federal National Mortgage Association, 5.5%, 4/   765,675
     629,125         Federal National Mortgage Association, 5.5%, 4/   674,594
     189,376         Federal National Mortgage Association, 5.5%, 5/   204,129
     333,103         Federal National Mortgage Association, 5.5%, 6/   366,948
     151,231         Federal National Mortgage Association, 5.5%, 6/   163,012
     435,256         Federal National Mortgage Association, 5.5%, 7/   469,162
     52,603          Federal National Mortgage Association, 6.0%, 1/   57,947
     12,420          Federal National Mortgage Association, 6.0%, 10   13,681
     26,260          Federal National Mortgage Association, 6.0%, 11   28,929
     513,761         Federal National Mortgage Association, 6.0%, 12   565,961
     328,482         Federal National Mortgage Association, 6.0%, 12   361,857
     381,046         Federal National Mortgage Association, 6.0%, 12   419,762
     689,420         Federal National Mortgage Association, 6.0%, 12   749,264
     2,381,608       Federal National Mortgage Association, 6.0%, 12  2,591,584
     2,017,130       Federal National Mortgage Association, 6.0%, 12  2,187,183
     7,079           Federal National Mortgage Association, 6.0%, 2/    7,803
     30,874          Federal National Mortgage Association, 6.0%, 3/   34,010
     30,764          Federal National Mortgage Association, 6.0%, 3/   33,889
     2,652,247       Federal National Mortgage Association, 6.0%, 4/  2,885,254
     267,849         Federal National Mortgage Association, 6.0%, 7/   292,164
     993,040         Federal National Mortgage Association, 6.0%, 7/  1,080,281
     24,527          Federal National Mortgage Association, 6.5%, 10   27,578
     25,799          Federal National Mortgage Association, 6.5%, 11   29,009
     378,796         Federal National Mortgage Association, 6.5%, 12   419,078
     3,401           Federal National Mortgage Association, 6.5%, 2/    3,830
     10,128          Federal National Mortgage Association, 6.5%, 3/   11,388
     1,195           Federal National Mortgage Association, 6.5%, 4/    1,343
     9,100           Federal National Mortgage Association, 6.5%, 5/   10,232
     760             Federal National Mortgage Association, 6.5%, 6/     854
     3,293           Federal National Mortgage Association, 6.5%, 7/    3,703
     11,303          Federal National Mortgage Association, 6.5%, 8/   12,709
     527             Federal National Mortgage Association, 7.0%, 12     600
     1,088           Federal National Mortgage Association, 7.0%, 2/    1,237
     3,822           Federal National Mortgage Association, 7.0%, 5/    4,346
     3,603           Federal National Mortgage Association, 7.0%, 7/    4,104
     2,170           Federal National Mortgage Association, 7.5%, 1/    2,482
     6,673,120       Freddie Mac, 3.5%, 10/1/40                       6,365,935
     32,000,000 1.48 Government National Mortgage Association, Float  2,838,774
     66,182,067      Government National Mortgage Association, 1.354  4,037,510
     66,400,000      Government National Mortgage Association, 1.762  5,375,259
     1,361,144       Government National Mortgage Association, 5.125  1,453,889
     322,331         Government National Mortgage Association, 5.75%   351,775
     1,257,715       Government National Mortgage Association, 5.75%  1,372,606
     31,274,504      Government National Mortgage Association, 1.863  2,404,278
     809,390         Government National Mortgage Association, 4.5%,   846,482
     143,896         Government National Mortgage Association, 4.5%,   150,311
     1,878,348       Government National Mortgage Association, 4.5%,  1,971,484
     581,917         Government National Mortgage Association, 4.5%,   607,130
     573,323         Government National Mortgage Association, 4.5%,   598,163
     934,339         Government National Mortgage Association, 4.5%,   977,156
     8,600,000       Government National Mortgage Association, 4.5%,  8,677,972
     592,454         Government National Mortgage Association, 5.0%,   635,129
     92,958          Government National Mortgage Association, 5.0%,   99,654
     209,334         Government National Mortgage Association, 5.0%,   223,954
     1,918,592       Government National Mortgage Association, 5.0%,  2,047,691
     744,665         Government National Mortgage Association, 5.5%,   808,773
     554,824         Government National Mortgage Association, 5.5%,   601,895
     963,248         Government National Mortgage Association, 5.5%,  1,043,770
     111,090         Government National Mortgage Association, 5.5%,   120,377
     964,871         Government National Mortgage Association, 5.5%,  1,047,936
     2,839           Government National Mortgage Association, 5.5%,    3,076
     901,643         Government National Mortgage Association, 5.5%,   978,137
     2,151,853       Government National Mortgage Association, 5.5%,  2,334,414
     1,257,173       Government National Mortgage Association, 5.5%,  1,363,830
     94              Government National Mortgage Association, 5.5%,     102
     62,225          Government National Mortgage Association, 5.5%,   67,359
     882,372         Government National Mortgage Association, 5.5%,   954,749
     1,222,396       Government National Mortgage Association, 5.5%,  1,322,664
     3,181,558       Government National Mortgage Association, 5.5%,  3,442,529
     17,944          Government National Mortgage Association, 5.5%,   19,494
     814,148         Government National Mortgage Association, 5.5%,   888,817
     604,173         Government National Mortgage Association, 5.5%,   655,431
     306,940         Government National Mortgage Association, 5.5%,   333,460
     1,249,360       Government National Mortgage Association, 5.5%,  1,358,981
     184,501         Government National Mortgage Association, 5.5%,   200,905
     579,641         Government National Mortgage Association, 5.5%,   628,947
     399,595         Government National Mortgage Association, 5.5%,   434,372
     740,530         Government National Mortgage Association, 5.5%,   804,979
     561,484         Government National Mortgage Association, 6.0%,   624,326
     193,018         Government National Mortgage Association, 6.0%,   210,088
     201,467         Government National Mortgage Association, 6.0%,   219,631
     89,317          Government National Mortgage Association, 6.0%,   99,314
     368,199         Government National Mortgage Association, 6.0%,   409,408
     153,111         Government National Mortgage Association, 6.0%,   170,200
     584,232         Government National Mortgage Association, 6.0%,   649,620
     1,753,631       Government National Mortgage Association, 6.0%,  1,931,266
     61,208          Government National Mortgage Association, 6.0%,   66,659
     26,203          Government National Mortgage Association, 6.0%,   28,656
     793,402         Government National Mortgage Association, 6.0%,   882,200
     40,921          Government National Mortgage Association, 6.0%,   44,534
     294,335         Government National Mortgage Association, 6.0%,   327,277
     225,625         Government National Mortgage Association, 6.0%,   250,877
     2,238           Government National Mortgage Association, 6.0%,    2,440
     7,647           Government National Mortgage Association, 6.0%,    8,503
     28,475          Government National Mortgage Association, 6.0%,   31,662
     22,696          Government National Mortgage Association, 6.0%,   25,236
     135,969         Government National Mortgage Association, 6.0%,   151,186
     198,275         Government National Mortgage Association, 6.0%,   220,466
     19,405          Government National Mortgage Association, 6.0%,   21,118
     115,459         Government National Mortgage Association, 6.0%,   125,669
     7,898           Government National Mortgage Association, 6.0%,    8,601
     78,252          Government National Mortgage Association, 6.0%,   87,010
     441,407         Government National Mortgage Association, 6.0%,   490,809
     1,390,231       Government National Mortgage Association, 6.0%,  1,545,826
     4,350           Government National Mortgage Association, 6.0%,    4,734
     175,977         Government National Mortgage Association, 6.0%,   191,842
     563,035         Government National Mortgage Association, 6.0%,   613,796
     175,732         Government National Mortgage Association, 6.0%,   195,400
     3,920           Government National Mortgage Association, 6.0%,    4,267
     606,891         Government National Mortgage Association, 6.0%,   661,606
     544,669         Government National Mortgage Association, 6.0%,   593,774
     495,546         Government National Mortgage Association, 6.0%,   551,007
     212,671         Government National Mortgage Association, 6.0%,   236,473
     3,590,076       Government National Mortgage Association, 6.0%,  3,952,612
     1,678           Government National Mortgage Association, 6.0%,    1,828
     560,994         Government National Mortgage Association, 6.0%,   619,398
     293,214         Government National Mortgage Association, 6.0%,   319,924
     429,410         Government National Mortgage Association, 6.0%,   477,470
     107,196         Government National Mortgage Association, 6.0%,   119,193
     14,218          Government National Mortgage Association, 6.5%,   16,142
     781             Government National Mortgage Association, 6.5%,     884
     17,479          Government National Mortgage Association, 6.5%,   19,844
     6,668           Government National Mortgage Association, 6.5%,    7,570
     18,332          Government National Mortgage Association, 6.5%,   20,813
     18,820          Government National Mortgage Association, 6.5%,   21,367
     139,386         Government National Mortgage Association, 6.5%,   158,249
     173,393         Government National Mortgage Association, 6.5%,   196,859
     13,168          Government National Mortgage Association, 6.5%,   14,950
     6,973           Government National Mortgage Association, 6.5%,    7,917
     5,337           Government National Mortgage Association, 6.5%,    6,061
     64,637          Government National Mortgage Association, 6.5%,   73,384
     10,312          Government National Mortgage Association, 6.5%,   11,707
     7,532           Government National Mortgage Association, 6.5%,    8,551
     16,317          Government National Mortgage Association, 6.5%,   18,525
     20,188          Government National Mortgage Association, 6.5%,   22,920
     31,669          Government National Mortgage Association, 6.5%,   35,895
     53,777          Government National Mortgage Association, 6.5%,   61,055
     10,343          Government National Mortgage Association, 6.5%,   11,743
     10,518          Government National Mortgage Association, 6.5%,   11,942
     201,758         Government National Mortgage Association, 6.5%,   229,062
     83,506          Government National Mortgage Association, 6.5%,   94,807
     2,017           Government National Mortgage Association, 7.0%,    2,312
     895             Government National Mortgage Association, 7.0%,    1,026
     3,262           Government National Mortgage Association, 7.0%,    3,739
     2,160           Government National Mortgage Association, 7.0%,    2,478
     13,348          Government National Mortgage Association, 7.0%,   15,300
     172             Government National Mortgage Association, 7.5%,     198
     1,884           Government National Mortgage Association, 8.0%,    1,956
     978             Government National Mortgage Association I, 6.5    1,111
     4,659           Government National Mortgage Association I, 7.0    5,345
     1,905,312       Government National Mortgage Association II, 4.  1,999,784
     4,321,639       Government National Mortgage Association II, 4.  4,539,875
     490,034         Government National Mortgage Association II, 5.   529,981
     643,723         Government National Mortgage Association II, 6.   710,510
     218,284         Government National Mortgage Association II, 6.   240,913
     11,535          Government National Mortgage Association II, 7.   13,164
     3,000,000       U.S. Treasury Bonds, 5.25%, 11/15/28             3,438,282
     15,600,000      U.S. Treasury Notes, 2.75%, 2/15/19             15,398,900
     8,000,000       U.S. Treasury Notes, 3.125%,  5/15/19            8,084,376
     2,500,000       U.S. Treasury Notes, 3.625%, 8/15/19             2,611,720
     12,330,000      U.S. Treasury Notes, 4.25%, 5/15/39             12,146,973
     23,290,000      U.S. Treasury Notes, 4.375%  111539             23,413,716
     5,085,000       U.S. Treasury Notes, 4.375%, 2/15/38             5,139,028
     11,940,000      U.S. Treasury Notes, 4.5%, 2/15/36              12,361,625
     11,100,000      U.S. Treasury Notes, 4.5%, 5/15/38              11,436,463
     26,790,000      U.S. Treasury Notes, 4.5%, 8/15/39              27,509,981
     1,095,000       U.S. Treasury Notes, 5.0%, 5/15/37               1,221,780
     150,000         U.S. Treasury Notes, 5.25%, 2/15/29               172,031
     4,005,000       U.S. Treasury Notes, 5.375%, 2/15/31             4,675,213
                                                                    $269,282,017
                     Total U.S. Government Agency Obligations
                     (Cost  $225,834,791)                           $269,282,017

                     Foreign Government Bonds 6.4%
BRL  36,600,000      Brazilian Government, 10.25%, 1/10/28          $23,013,528
CAD  2,300,000       Canada Housing Trust No 1, 3.35%, 12/15/20       2,282,121
CAD  38,325,000      Canada Housing Trust No 1, 3.75%, 3/15/20       39,464,319
CAD  7,000,000       Canadian Government Bond, 1.5%, 12/01/12         7,007,733
CAD  34,500,000      Canadian Government Bond, 2.0%, 6/1/16          33,695,104
CAD  7,550,000       Canadian Government, 4.25%,  6/1/18              8,288,318
     1,900,000       Export-Import Bank of Korea, 5.875%,  1/14/15    2,057,565
EURO 11,000,000      France Government Bond OAT, 3.5%, 4/25/20       14,908,896
SEK  118,145,000     Government of Sweden, 5.5%, 10/8/12             18,680,332
EURO 13,755,000      Government of France, 3.75% 4/25/17             19,525,837
EURO 4,270,000       Ireland Government Bond, 4.5%, 4/18/20           4,106,543
EURO 4,275,000       Ireland Government Bond, 5.0%, 10/18/20          4,139,537
EURO 2,850,000       Ireland Government Bond, 5.9%, 10/18/19          3,085,062
     1,370,000       Korea Gas Corp., 6.0%, 7/15/14 (144A) (b)        1,483,147
NOK  23,710,000      Norway Government Bond, 4.25%  051917            4,278,824
NOK  25,000,000      Norway Government Bond, 4.5%, 5/22/19            4,582,017
NOK  25,000,000      Norway Government Bond, 6.5%, 5/15/13            4,684,603
NOK  138,000,000     Norway Treasury Bill, 0.0%, 6/15/11             23,449,385
     2,500,000       Poland Government International, 6.375%, 7/15/1  2,800,525
AUD  6,780,000       Queensland Treasury Corp., 6.0%, 10/14/15        7,022,576
     631,748         Republic of Columbia, 9.75%, 4/9/11               644,383
     1,675,000       Republic of Peru, 7.125%, 3/30/19                2,001,625
     950,000         Republic of Peru, 7.35%, 7/21/25                 1,155,675
     4,900,000       State of Qatar, 5.25%, 1/20/20 (144A)            5,169,500
                     Total Foreign Government Bonds                 $237,527,155
                     (Cost  $226,864,410)                           $237,527,155

                     Municipal Bonds - 0.6 %
                     Municipal  Airport - 0.2 %
     3,575,000       Charlotte NC SPL Facs Rev, 5.60%, 7/01/27      $ 2,994,492
     2,450,000       New Jersey Economic Development Authority Speci  2,450,539
     745,000         New Jersey Economic Development Authority, 6.25   693,714
                                                                    $ 6,138,745
                     Municipal General - 0.1 %
     1,065,000       State of Illinois, 3.321%, 1/1/13              $ 1,067,684
     3,650,000       Wisconsin St Gen, 5.75%, 5/1/33                  3,821,769
                                                                    $ 4,889,453
                     Municipal Higher Education - 0.3 %
     5,190,000       California State University Revenue, 5.0%, 11/1$ 4,997,970
     5,050,000       Connecticut State Health & Education, 5%, 7/1/4  5,122,670
                                                                    $10,120,640
                     Total Municipal Bonds
                     (Cost  $19,080,904)                            $21,148,838

                     Senior Floating Rate Loan Interests - 14.5 % **
                     Energy - 0.3 %
                     Coal & Consumable Fuels - 0.0 %
     1,450,000 11.25 PT Bumi Resources Tbk, Loan, 8/7/13            $ 1,450,000
                     Oil & Gas Equipment And Services - 0.1 %
     1,892,993  5.50 Aquilex Holdings LLC, Term Loan, 4/1/16        $ 1,889,775
     2,456,802  8.50 Hudson Products Holdings Inc., Term Loan, 8/24/  2,380,027
                                                                    $ 4,269,802
                     Oil & Gas Exploration & Production - 0.0 %
     1,771,377  4.31 Venoco, Inc., Term Loan (Second Lien), 5/7/14  $ 1,700,890
                     Oil & Gas Refining & Marketing - 0.1 %
     2,770,999  5.25 Pilot Travel Centers LLC, Initial Tranche B Ter$ 2,816,721
                     Total Energy                                   $10,237,413
                     Materials - 1.1 %
                     Aluminum - 0.1 %
     107,279    2.01 Noranda Aluminum Acquisition Corp., Term B Loan$  106,475
     3,850,000  5.25 Novelis, Inc., Term Loan, 12/17/14               3,905,344
                                                                    $ 4,011,819
                     Diversified Chemical - 0.6 %
     404,491    1.79 Celanese US Holdings LLC, Term B Dollar Loan, 4$  404,603
     404,491    3.29 Celanese US Holdings LLC, Dollar Term C Loan (E   407,272
     683,519    1.78 Huntsman International LLC, New Term B Dollar L   669,942
EURO 3,992,473  7.50 Ineos Holdings Ltd., Term B1 Facility (New), 12  5,493,892
EURO 4,388,866  8.00 Ineos Holdings Ltd., Term C1 Facility (New), 12  6,058,516
     2,154,328  7.50 Ineos US Finance LLC, Senior Credit Facility Te  2,227,037
     2,193,183  8.00 Ineos US Finance LLC, Senior Credit Facility Te  2,267,203
EURO 4,000,000  0.00 Momentive Performance Materials, Tranche B-2 Te  5,135,235
                                                                    $22,663,700
                     Metal & Glass Containers - 0.0 %
     1,064,366  5.52 Bway Holding Co., B Term Loan, 6/16/17         $ 1,072,519
     99,784     5.56 ICL Industrial Containers ULC/ICL, C Term Loan,   100,549
                                                                    $ 1,173,068
                     Paper Packaging - 0.1 %
     2,350,870 3.04 Graphic Packaging International, Inc., Incremen$ 2,343,671 1,550,000 6.75 Smurfit-Stone Container Enterprises, Inc., Term 1,578,288
                                                                    $ 3,921,959
                     Precious Metals & Minerals - 0.1 %
     4,174,500  6.27 Fairmount Minerals, Ltd., Tranche B Term Loan, $ 4,253,640
                     Specialty Chemicals - 0.1 %
     3,640,000  5.50 Chemtura Corp., Term Facility, 8/29/16         $ 3,680,950
                     Total Materials                                $39,705,136
                     Capital Goods - 2.0 %
                     Aerospace & Defense - 1.3 %
     5,159,684  4.04 DAE Aviation Holdings, Inc., Tranche B-1 Loan, $ 5,108,088
     9,825,375  6.25 DynCorp International Inc., Term Loan, 7/7/16    9,911,347
     2,802,219  3.31 Hunter Defense Technologies, Inc., Term Loan, 8  2,676,119
     6,900,000  3.54 Sequa Corp., Term Loan, 12/3/14                  6,698,751
     2,250,000  5.75 SI Organization, Inc., Tranche B Term Loan, 11/  2,266,875
     4,983,329  4.04 Standard Aero Ltd., Tranche B-2 Loan, 7/31/14    4,933,495
     4,772,761  5.50 TASC, Inc., Tranche A Term Loan,12/18/14         4,800,600
     4,436,462  5.75 TASC, Inc., Tranche B Term Loan, 12/18/15        4,480,827
     3,555,000  5.00 TransDigm Group, Inc., Term Loan, 12/25/16       3,596,105
     4,114,688  4.50 Triumph Group Inc., Loan, 6/16/16                4,142,462
                                                                    $48,614,669
                     Building Products - 0.3 %
     7,010,000  5.00 Armstrong World Industries, Inc., Term Loan B, $ 7,075,719
     1,500,000  3.06 Building Materials Corp. of America, Term Loan   1,501,562
     980,315    5.75 Custom Building Products, Inc., Term Loan, 3/19   987,667
     1,496,250  5.75 Goodman Global, Inc., Initial Term Loan (First   1,501,861
     1,119,375  5.50 Hillman Group, Inc., Term Loan, 5/31/16          1,121,474
                                                                    $12,188,283
                     Construction & Farm Machinery & Heavy Trucks - 0.0 %
     1,816,028  4.25 Bucyrus International, Inc., Tranche C Term U.S$ 1,825,781
                     Electrical Component & Equipment - 0.1 %
     4,020,000  5.75 Pelican Products, Inc., Term Loan, 11/30/16    $ 4,046,381
     1,004,950  5.77 Scotsman Industries, Inc., Term Loan, 4/30/16    1,013,115
                                                                    $ 5,059,496
                     Industrial Conglomerates - 0.1 %
     3,354,512  6.25 Pinafore, LLC / Pinafore, Inc., Term B Loan, 9/$ 3,405,730
                     Industrial Machinery - 0.1 %
     1,000,000 6.26 Alliance Laundry Systems LLC, Term Loan, 9/30/1$ 1,012,917 EURO 1,686,750 6.75 SIG Euro Holding AG & Co. KGAA, European Term L 2,273,549
                                                                    $ 3,286,466
                     Total Capital Goods                            $74,380,425
                     Commercial Services & Supplies - 0.2 %
                     Commercial Printing - 0.0 %
     350,000    6.25 Cenveo Corp., Term B Facility, 12/21/16        $  353,281
                     Diversified Support Services - 0.0 %
     457,335    7.75 Allied Security Holdings LLC, Term Loan (First $  461,765
                     Environmental & Facilities Services - 0.1 %
     1,254,190  6.00 Advanced Disposal Services, Inc., Term B Loan, $ 1,266,670
     995,000    7.25 Brickman Group Holdings, Inc., Tranche B Term L  1,009,096
     722,538    2.27 Synagro Technologies, Inc., Term Loan (First Li   643,059
                                                                    $ 2,918,825
                     Research & Consulting Services - 0.1 %
     3,221,918  7.75 Wyle Services Corp., 2010 Incremental Term Loan$ 3,234,001
                     Total Commercial Services & Supplies           $ 6,967,872
                     Transportation - 0.3 %
                     Air Freight & Couriers - 0.1 %
     1,270,142 3.29 Ceva Group Plc, Dollar Tranche B Pre Funded L/C$ 1,203,460 2,331,593 3.26 Ceva Group Plc, US Tranche B Term Loan, 8/31/16 2,209,185
     913,508    3.26 Ceva Group Plc, EGL Tranche B Term Loan, 8/31/1   865,549
                                                                    $ 4,278,194
                     Airlines - 0.1 %
     2,594,165  3.54 Delta Air Lines, Inc., Second Lien Term Loan, 4$ 2,519,178
                     Marine - 0.0 %
     1,207,292  3.31 Horizon Lines, LLC, Term Loan, 8/8/12          $ 1,168,055
                     Railroads - 0.0 %
     595,807    2.04 Kansas City Southern Railway Co., Term B Advanc$  586,870
                     Trucking - 0.1 %
     3,550,000  6.75 Swift Transportation Co., LLC, Term Loan, 12/21$ 3,559,319
                     Total Transportation                           $12,111,616
                     Automobiles & Components - 0.7 %
                     Auto Parts & Equipment - 0.5 %
     4,410,737  3.03 Allison Transmission, Inc., Term Loan, 8/1/14  $ 4,318,849
     1,513,477  2.20 Federal-Mogul Corp., Tranche C Term Loan, 12/28  1,415,371
     2,966,415  2.21 Federal-Mogul Corp., Tranche B Term Loan, 12/29  2,774,128
     1,983,464 10.50 HHI Group Holdings, LLC, Loan, 3/30/15           2,023,133
     3,050,000  0.00 Remy International, Inc., Term B Facility, 12/1  3,072,967
     3,351,600  6.25 United Components, Inc., Term Loan, 3/23/17      3,386,792
                                                                    $16,991,240
                     Automobile Manufacturers - 0.1 %
     2,081,133  3.03 Ford Motor Co., Tranche B-2 Term Loan, 12/15/13$ 2,071,698
     2,562,035  3.03 Ford Motor Co., Tranche B-1 Term Loan, 12/15/13  2,555,267
                                                                    $ 4,626,965
                     Tires & Rubber - 0.1 %
     4,930,000  1.96 Goodyear Tire & Rubber Co., Loan (Second Lien),$ 4,812,913
                     Total Automobiles & Components                 $26,431,118
                     Consumer Durables & Apparel - 0.2 %
                     Apparel, Accessories & Luxury Goods - 0.0 %
     563,925    4.75 Phillips-Van Heusen Corp., U.S. Tranche B Term $  572,206
                     Housewares & Specialties - 0.2 %
     841,511    2.80 Jarden Corp., Term Loan B3, 1/24/12            $  839,660
     5,000,000  6.50 Reynolds Group Holdings Inc., U.S. Term Loan 20  5,055,540
                                                                    $ 5,895,200
                     Leisure Products - 0.0 %
     2,998,575  2.27 Sabre Inc., Initial Term Loan, 9/30/14         $ 2,800,979
                     Total Consumer Durables & Apparel              $ 9,268,385
                     Consumer Services - 0.9 %
                     Casinos & Gaming - 0.1 %
     3,700,000  3.29 Caesars Entertainment Operating Co., Inc., Term$ 3,350,524
     1,000,000  0.00 Las Vegas Sands, LLC, Delayed Draw II Term Loan   965,155
                                                                    $ 4,315,679
                     Education Services - 0.2 %
     900,000    7.50 Bright Horizons Family Solutions, Inc., Tranche$  905,544
     5,685,309  2.55 Cengage Learning Acquisitions, Inc., Term Loan,  5,361,957
                                                                    $ 6,267,501
                     Hotels, Resorts & Cruise Lines - 0.1 %
     320,221    4.80 Travelport LLC, Tranche S Term Loan, 8/21/15   $  304,130
     2,179,778  4.96 Travelport LLC, Extended Tranche B Dollar Term   2,070,245
                                                                    $ 2,374,375
                     Restaurants - 0.5 %
     4,025,000  6.25 Burger King Corp., Tranche B Term Loan 2011, 10$ 4,088,611
     4,895,200  6.00 DineEquity, Inc., Term Loan, 10/19/17            4,980,073
     8,120,000  5.75 Dunkin' Brands, Inc., Term B Loan, 11/23/17      8,227,529
     2,203,925  5.00 Wendy's/Arby's Restaurants, LLC, Term Loan, 5/2  2,217,424
                                                                    $19,513,637
                     Specialized Consumer Services - 0.0 %
     658,266    7.00 Wash MultiFamily Laundry Systems, LLC, Term Loa$  657,443
                     Total Consumer Services                        $33,128,635
                     Media - 1.3 %
                     Advertising - 0.2 %
     6,322,282  5.00 Affinion Group, Inc., Tranche B Term Loan, 10/9$ 6,303,514
     2,543,625  5.25 Getty Images, Inc., Initial Term Loan, 11/7/16   2,568,743
                                                                    $ 8,872,257
                     Broadcasting - 0.1 %
     2,000,000  5.00 TWCC Holding Corp., Term Loan 2011, 2/11/17    $ 2,015,416
     2,997,782  4.51 Univision Communications Inc., Extended First-L  2,855,387
                                                                    $ 4,870,803
                     Cable & Satellite - 0.6 %
     8,306,710 3.56 Charter Communications Operating, LLC, Term C L$ 8,215,855 1,061,097 7.25 Charter Communications Operating, LLC, Term B-2 1,104,488
     1,337,083  2.27 Charter Communications, Inc., Term Loan, 3/5/14  1,322,421
     3,980,000  4.50 MCC Iowa LLC, Tranche F Term Loan, 10/23/17      3,931,910
     1,129,828  2.76 WideOpenWest Finance , LLC, Term Loan (First Li  1,048,387
     6,112,914  6.76 WideOpenWest Finance , LLC, Series A New Term L  5,998,298
                                                                    $21,621,359
                     Movies & Entertainment - 0.1 %
     6,242,673  5.25 Christie/AIX Inc., Term Loan, 4/29/16          $ 6,211,460
                     Publishing - 0.1 %
     5,049,625  6.75 Interactive Data Corp., Term B Loan, 2/11/18   $ 5,128,505
                     Total Media                                    $46,704,384
                     Retailing - 0.3 %
                     Automotive Retail - 0.1 %
     6,700,000  0.00 Autotrader.com, Inc., Tranche B Term Loan, 12/1$ 6,748,160
                     Specialty Stores - 0.1 %
     4,173,736  6.00 Savers, Inc., Term Loan, 3/11/16               $ 4,189,387
                     Total Retailing                                $10,937,547
                     Food & Drug Retailing - 0.1 %
                     Food Retail - 0.1 %
     1,928,644  2.76 Pinnacle Foods Finance LLC, Term Loan, 4/2/14  $ 1,895,346
                     Total Food & Drug Retailing                    $ 1,895,346
                     Food Beverage & Tobacco - 0.4 %
                     Packaged Foods & Meats - 0.4 %
     8,040,000  0.00 Del Monte Foods Co., Bridge Loan, 11/24/11     $ 8,051,738
     2,700,000  5.50 Green Mountain Coffee Roasters, Inc., Term B Fa  2,709,563
     5,225,000  7.00 Pierre Foods, Inc., Loan (First Lien), 9/30/16   5,209,759
                                                                    $15,971,060
                     Total Food Beverage & Tobacco                  $15,971,060
                     Household & Personal Products - 0.3 %
                     Household Products - 0.1 %
     1,352,875 6.25 Reynolds Group Holdings, Inc., Incremental U.S.$ 1,365,558 1,700,000 6.00 STP Products Manufacturing Co., Term Loan, 10/1 1,706,375
                                                                    $ 3,071,933
                     Personal Products - 0.2 %
     5,400,000  6.25 NBTY, Inc., Term B Loan, 10/1/17               $ 5,483,228
     3,262,365  6.00 Revlon Consumer Products Corp., Term Loan, 3/11  3,278,932
                                                                    $ 8,762,160
                     Total Household & Personal Products            $11,834,093
                     Health Care Equipment & Services - 2.5 %
                     Health Care Facilities - 0.6 %
     394,905    2.55 CHS/ Community Health Systems, Inc., Non-Extend$  385,699
     3,379,463  6.50 Ardent Medical Services, Inc., Term Loan, 9/15/  3,380,870
     7,667,876  2.54 CHS/ Community Health Systems, Inc., Non-Extend  7,489,119
     5,460,000  5.25 Hanger Orthopedic Group, Inc., Term B Loan, 12/  5,514,600
     424,231    2.55 HCA Inc., Tranche B-1 Term Loan, 11/18/13         420,625
     1,767,390  3.55 HCA Inc., Tranche B-2 Term Loan, 3/31/17         1,767,022
     4,275,000  5.50 Universal Health Services, Inc., Tranche B Term  4,337,949
                                                                    $23,295,884
                     Health Care Services - 1.3 %
     4,425,067  5.50 Alliance HealthCare Services, Inc., Initial Ter$ 4,434,747
     997,416    2.51 Catalent Pharma Solutions, Inc., Dollar Term Lo   950,039
     2,300,000  4.50 DaVita Inc., Tranche B Term Loan, 10/20/16       2,324,848
     12,521,250 6.75 Gentiva Health Services, Inc., Term B Borrowing 12,662,114
     5,397,875  6.50 Inventiv Health, Inc., Term B Loan, 8/4/16       5,448,480
     5,667,175  7.25 Prime Healthcare Services, Inc., Term B Loan, 4  5,511,328
     1,868,923  6.00 Rehabcare Group, Inc., Term Loan B, 11/24/15     1,882,005
     1,925,000  6.00 Renal Advantage Holdings, Inc., Tranche B Term   1,936,430
     2,500,000  6.00 Rural/Metro Operating Co., LLC, Term Loan, 11/2  2,528,625
     5,290,556  7.50 Sun Healthcare Group, Inc., Term Loan, 10/18/16  5,280,636
     6,475,000       Virtual Radiologic Corp., Term Loan, 12/22/16    6,458,813
                                                                    $49,418,065
                     Health Care Supplies - 0.1 %
     800,000    4.51 Alere Inc., Term Loan (Second Lien), 6/26/15   $  780,500
     3,058,665  3.54 Bausch & Lomb Inc., Parent Term Loan, 4/25/15    3,049,101
     743,644    3.51 Bausch & Lomb Inc., Delayed Draw Term Loan, 4/2   742,157
     2,751,842  3.29 Biomet, Inc., Dollar Term Loan, 3/25/15          2,747,989
                                                                    $ 7,319,747
                     Health Care Technology - 0.3 %
     3,725,000       ConvaTec Inc., Dollar Term Loan, 12/22/16      $ 3,772,736
     2,540,728  5.25 IMS Health Inc., Tranche B Dollar Term Loan, 2/  2,572,487
     4,900,000  5.25 MedAssets, Inc., Term Loan, 11/16/16             4,931,647
                                                                    $11,276,870
                     Total Health Care Equipment & Services         $91,310,566
                     Pharmaceuticals & Biotechnology - 0.4 %
                     Biotechnology - 0.4 %
     3,660,000  0.00 Grifols Inc., U.S. Tranche B Term Loan, 10/10/1$ 3,707,276
     2,114,700  6.75 HGI Holding, Inc., Initial Term Loan, 10/1/16    2,127,035
     2,330,847  6.00 Warner Chilcott Co., LLC, Term A Loan, 10/30/14  2,338,860
     1,920,736  6.25 Warner Chilcott Co., LLC, Term B-2 Loan, 4/30/1  1,935,642
     1,707,750  6.25 Warner Chilcott Corp., Additional Term Loan, 4/  1,721,508
     1,153,470  6.25 Warner Chilcott Corp., Term B-1 Loan, 4/30/15    1,162,422
     1,826,294  6.50 WC Luxco S.A.R.L., Term B-3 Loan, 2/22/16        1,846,120
                                                                    $14,838,863
                     Total Pharmaceuticals & Biotechnology          $14,838,863
                     Diversified Financials - 0.2 %
                     Diversified Finance Services - 0.0 %
     2,295,000  6.25 WorldPay, Term Loan, 8/6/17                    $ 2,314,508
                     Investment Banking & Brokerage - 0.1 %
     1,860,938  5.25 LPL Holdings, Inc., 2017 Term Loan, 6/28/17    $ 1,888,852
                     Specialized Finance - 0.1 %
     2,350,518  3.26 Ace Cash Express, Term Loan, 10/5/13           $ 2,056,704
     2,089,500  4.75 MSCI Inc., Term Loan, 6/1/16                     2,107,131
                                                                    $ 4,163,835
                     Total Diversified Financials                   $ 8,367,195
                     Insurance - 0.5 %
                     Insurance Brokers - 0.4 %
     4,303,800  3.30 Alliant Holdings I, Inc., Term Loan, 8/21/14   $ 4,217,724
     518,692    2.80 HUB International Ltd., Delayed Draw Term Loan,   504,590
     4,108,000  6.75 HUB International Ltd., Additional Term Loan, 6  4,115,189
     2,307,533  2.80 HUB International Ltd., Initial Term Loan, 6/13  2,244,797
     2,400,128  2.77 USI Holdings Corp., Tranche B Term Loan, 5/5/14  2,325,124
     2,967,438  7.00 USI Holdings Corp., Series C New Term Loan, 5/5  2,937,763
                                                                    $16,345,187
                     Multi-Line Insurance - 0.0 %
     1,332,041  2.80 AMWINS Group, Inc., Initial Term Loan, 6/8/13  $ 1,255,449
                     Total Insurance                                $17,600,636
                     Real Estate - 0.1 %
                     Real Estate Development - 0.1 %
     3,046,975  7.50 Ozburn-Hessey Holding Co., LLC, Term Loan (Firs$ 3,088,871
                     Total Real Estate                              $ 3,088,871
                     Software & Services - 0.8 %
                     Application Software - 0.1 %
     807,671    2.02 Nuance Communications, Inc., Term Loan, 3/29/13$  799,089
     3,313,756  2.02 Nuance Communications, Inc., Incremental Term L  3,278,547
     1,119,375  6.75 Vertafore, Inc., Term Loan (First Lien), 7/29/1  1,126,371
                                                                    $ 5,204,007
                     Data Processing & Outsourced Services - 0.1 %
     2,039,888 5.25 Fidelity National Information Services, Inc., T$ 2,068,140 1,801,469 3.00 First Data Corp., Initial Tranche B-2 Term Loan 1,664,812
                                                                    $ 3,732,952
                     Internet Software & Services - 0.3 %
     11,730,600 6.75 Savvis Communications Corp., Term Loan, 8/4/16 $11,926,724
                     It Consulting & Other Services - 0.0 %
     1,627,174  2.81 Activant Solutions Inc., B-2 Term Loan, 5/12/13$ 1,605,818
                     Systems Software - 0.1 %
     1,254,258 5.25 Dealer Computer Services, Inc., Term Loan, 4/21$ 1,264,645 1,907,680 2.29 Inverness Medical Innovations, Term Loan, 2/14/ 1,859,988
     3,387,975  6.75 Telcordia Technologies, Inc., Term Loan, 4/30/1  3,417,620
                                                                    $ 6,542,253
                     Total Software & Services                      $29,011,754
                     Technology Hardware & Equipment - 0.9 %
                     Communications Equipment - 0.5 %
     721,002    2.80 Commscope, Inc., Term Loan, 1/14/18            $  721,629
     19,500,000 0.00 Commscope, Inc., Term Loan, 4/29/11             19,524,278
                                                                    $20,245,907
                     Electronic Components - 0.2 %
     1,635,518  2.51 Flextronics International Ltd., A-1-A Delayed D$ 1,616,710
     914,792    2.51 Flextronics International Ltd., A-3 Delayed Dra   903,357
     5,840,069  2.51 Flextronics International Ltd., A Closing Date   5,772,908
     784,107    2.51 Flextronics International Ltd., A-2 Delayed Dra   774,306
     449,281    2.79 Generac Acquisition Corp., Term Loan (First Lie   442,205
                                                                    $ 9,509,486
                     Electronic Equipment & Instruments - 0.1 %
     1,371,009  7.25 L-1 Identity Solutions Operating Co., Tranche B$ 1,372,723
     3,627,767  4.51 Scitor Corp., Term Loan, 9/26/14                 3,552,944
                                                                    $ 4,925,667
                     Total Technology Hardware & Equipment          $34,681,060
                     Semiconductors - 0.5 %
                     Semiconductor Equipment - 0.3 %
     9,443,524  4.31 Aeroflex Inc., Tranche B-1 Term Loan, 8/15/14  $ 9,378,600
     1,460,893  4.51 Freescale Semiconductor, Inc., Extended Maturit  1,418,892
                                                                    $10,797,492
                     Semiconductors - 0.2 %
     3,291,750  4.75 Intersil Corp., Term Loan, 4/27/16             $ 3,321,376
     2,500,000  5.00 Microsemi Corp., Term Loan, 11/2/17              2,521,875
                                                                    $ 5,843,251
                     Total Semiconductors                           $16,640,743
                     Telecommunication Services - 0.4 %
                     Integrated Telecommunication Services - 0.3 %
     575,997    3.27 Telesat Canada, U.S. Term II Loan, 10/31/14    $  574,557
     6,705,649  3.27 Telesat Canada, U.S. Term I Loan, 10/31/14       6,688,885
     1,000,000  2.72 West Corp., Term B-2 Loan, 10/24/13               992,107
     2,992,208  4.59 West Corp., Term B-4 Loan, 7/15/16               3,003,429
     1,800,000  4.57 West Corp., Term B-5 Loan, 7/15/16               1,807,714
                                                                    $13,066,692
                     Total Telecommunication Services               $13,066,692
                     Utilities - 0.2 %
                     Electric Utilities - 0.2 %
     1,698,500 3.76 Texas Competitive Electric Holdings Co., LLC, D$ 1,305,487 6,820,440 3.76 Texas Competitive Electric Holdings Co., LLC, I 5,283,130
                                                                    $ 6,588,617
                     Independent Power Producer & Energy Traders - 0.0 %
     1,609,259  3.15 Calpine Corp., First Priority Term Loan, 3/29/1$ 1,610,121
                     Total Utilities                                $ 8,198,738
                     Total Senior Floating Rate Loan Interests
                     (Cost  $533,802,426)                           $536,378,148

                     Temporary Cash Investments - 2.4 %
                     Repurchase Agreement - 1.7 %
     11,510,000      Barclays Plc, 0.10%, dated 12/31/10, repurchase price of
                     $11,510,000 plus accrued interest on 1/3/11 collateralized by
                     $11,740,204 U.S. Treasury Strip, 1.25%, 4/15/14$11,510,000
     5,755,000       BNP Paribas SA, 0.18%, dated 12/31/10, repurcha
                     plus accrued interest on 1/3/11 collateralized by
                     $5,870,100 Federal National Mortgage Association 5,755,000
     5,755,000       BNP Paribas SA, 0.15%, dated 12/31/10, repurcha
                     interest on 1/3/11 collateralized by the following:
                     $697,919 U.S. Treasury Strip, 0.0%, 8/15/22-5/15/28
                     $614,340 U.S. Treasury Bond, 4.375%, 2/15/38
                     $4,557,841 U.S. Treasury Notes, 2.375%, 8/31/14  5,755,000
     5,755,000       Deutsche Bank AG, 0.28%, dated 12/31/10, repurc
                     plus accrued interest on 1/3/11 collateralized by
$5,870,100 Federal Nation
                     Mortgage Association, 7.0%, 8/1/38               5,755,000
     5,755,000       JPMorgan, Inc., 0.20%, dated 12/31/10, repurcha
                     plus accrued interest on 1/3/11 collateralized by the
following:
                     $5,870,158 Federal National Mortgage Association 5,755,000
     11,510,000      RBC Capital Markets, Inc., 0.20%, dated 12/31/1
                     plus accrued interest on 1/3/11 collateralized by the
following:
                     $1,972,224 Fannie Mae, 1.75%, 11/17/15
                     $9,768,011 Federal Farm Credit Bank, 1.70%-4.33%11,510,000
     11,510,000      JPMorgan, Inc., 0.20%, dated 12/31/10, repurcha
                     plus accrued interest on 1/3/11 collateralized by the
following:
                     $11,740,315 Federal National Mortgage Associatio11,510,000
     5,755,000       Societe Generale SA, 0.21%, dated 12/31/10, rep
                     plus accrued interest on 1/3/11 collateralized by
$5,870,100
                     Federal National Mortgage Association, 4.5%-6.5% 5,755,000
                     Total Repurchase Agreements                    $63,305,000

                     Securities Lending Collateral  - 1.7 % (c)
                     Certificates of Deposit:
     1,745,997       Bank of Nova Scotia, 0.37%, 9/29/11            $1,745,997
     1,222,198       BBVA Group NY, 0.61%, 7/26/11                   1,222,198
     1,273,600       BNP Paribas Bank NY, 0.1%, 1/3/11               1,273,600
     872,998         BNP Paribas Bank NY, 0.29%, 2/8/11               872,998
     872,998         BNP Paribas Bank NY, 0.3%, 1/20/11               872,998
     1,745,997       Canadian Imperial Bank of Commerce NY, 0.29%, 4/1,745,997
     1,745,997       DnB NOR Bank ASA NY, 0.25%, 3/7/11              1,745,997
     872,944         National Australia Bank NY, 0.31%, 10/19/11      872,944
     1,745,997       RoboBank Netherland NV NY, 0.31%, 8/8/11        1,745,997
     1,745,997       Royal Bank of Canada NY, 0.44%, 12/2/11         1,745,997
     872,998         SocGen NY,  0.30%, 2/10/11                       872,998
     1,745,997       Westpac Banking Corp. NY, 0.44%, 12/6/11        1,745,997
                                                                    $16,463,718
                     Commercial Paper:
     1,047,598       American Honda Finance, 0.30%, 5/4/11          $1,047,598
     700,957         American Honda Finance, 1.05%, 6/20/11           700,957
     641,377         Australia & New Zealand Banking Group, 0.89%, 8/ 641,377
     1,778,680       Caterpillar Financial Services Corp., 1.05%, 6/21,778,680
     1,920,596       CBA, 0.32%, 1/3/11                              1,920,596
     523,655         CHARFD, 0.26%, 2/8/11                            523,655
     872,789         FAIRPP, 0.27%, 2/2/11                            872,789
     896,377         FAIRPP, 0.27%, 3/7/11                            896,377
     1,746,143       Federal Home Loan Bank, 0.37%, 6/1/11           1,746,143
     872,988         GE Corp., 0.34%, 1/26/11                         872,988
     873,298         General Electric Capital Corp., 0.38%, 4/28/11   873,298
     174,531         General Electric Capital Corp., 0.38%, 6/6/11    174,531
     1,745,093       OLDLLC, 0.27%, 3/11/11                          1,745,093
     1,745,297       SEB, 0.39%, 2/7/11                              1,745,297
     2,095,180       SOCNAM, 0.1%, 1/3/11                            2,095,180
     872,907         SOCNAM, 0.29%, 1/14/11                           872,907
     1,046,935       STDFIN, 0.6%, 2/8/11                            1,046,935
     1,745,609       STRAIT, 0.25%, 2/2/11                           1,745,609
     872,939         TBLLC, 0.27%, 1/10/11                            872,939
     872,789         TBLLC, 0.27%, 2/2/11                             872,789
     1,745,997       Toyota Motor Credit Corp., 0.44%, 9/8/11        1,745,997
     698,177         VARFUN, 0.26%, 2/14/11                           698,177
     1,064,173       VARFUN, 0.27%, 1/20/11                          1,064,173
     1,047,617       Wachovia, 0.40%, 3/22/11                        1,047,617
     698,852         Wachovia, 0.42%, 10/15/11                        698,852
                                                                    $28,300,554
                     Tri-party Repurchase Agreements:
     2,549,155       Deutsche Bank Securities, Inc., 0.22%, 1/3/11  $2,549,155
     3,491,993       HSBC Bank USA NA, 0.21%, 1/3/11                 3,491,993
     5,063,390       RBS Securities, Inc., 0.25%, 1/3/11             5,063,390
                                                                    $11,104,538
     Shares          Money Market Mutual Funds:
     2,793,595       Dreyfus Preferred Money Market Fund            $2,793,595
     2,793,595       Fidelity Prime Money Market Fund                2,793,595
                                                                    $5,587,190
                     Total Securities Lending Collateral            $61,456,000

                     TOTAL TEMPORARY CASH INVESTMENTS
                     (Cost  $124,761,000)                          $124,761,000

                     TOTAL INVESTMENT IN SECURITIES - 100.3%
                     (Cost  $3,550,671,901) (a)                  $3,721,633,743
                     OTHER ASSETS AND LIABILITIES - (0.3)%        $(12,489,403)
                     TOTAL NET ASSETS - 100.0%                   $3,709,144,340

     *               Non-income producing security.

     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction
                     exempt from registration. At December 31, 2010, the value of these securities amounted to $363,850,658 or 9.8% of total net assets.

     **              Senior floating rate loan interests in which the Fund
invests
                     generally pay interest at rates that are periodically
redetermined
                     by reference to a base lending rate plus a premium.  These base
                      lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
                     Offered Rate), (ii) the prime rate offered by one or more
major
                     United States banks, (iii) the certificate of deposit or
(iv)
                     other base lending rates used by commercial lenders.
                     The rate shown is the coupon rate at period end.

     (a) At December 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $3,551,472,764 was as follows:

                     Aggregate gross unrealized gain for all investments in
whic
                     there is an excess of value over tax cost     $235,577,733

                     Aggregate gross unrealized loss for all investments in
which
                     there is an excess of tax cost over value     (65,416,754)

                     Net unrealized gain                           $170,160,979

     (b) At December 31, 2010, the following securities were out on loan:

     Shares                             Security                        Value
     4,544,000       GATX Financial Corp., 6.0%, 2/15/18            $4,952,901
     Principal
     Amount ($)
     1,550,000       Bumi Capital Pte Ltd., 12.0%, 11/10/16          1,773,975
     650,000         Vip Fin, 9.125%, 4/30/18 (144A)                  749,425
     1,000,000       Texas Competitive Electric Holdings, 15.0%, 4/1/ 904,583
     2,290,000       Yankee Acquisition Corp., 9.75%, 2/15/17        2,471,673
     3,274,000       Swift Services Holdings, Inc., 10.0%, 11/15/18  3,438,610
     844,000         Scientific Games International Inc., 9.25%, 6/15 874,900
     3,960,000       Blue Acquisition Sub, Inc., 9.875%, 10/5/18     4,296,695
     1,880,000       SandRidge Energy, Inc., 8.75%, 1/15/20          2,007,552
     2,330,000       SandRidge Energy, Inc., 8.0%, 6/1/18            2,380,484
     1,393,000       Graphic Packaging Co., 9.5%, 8/15/13            1,470,853
     227,000         Prudential Financial, Inc., 5.1%, 9/20/14        247,085
     1,355,000       Korea Gas Corp., 6.0%, 7/15/14 (144A)           1,504,398
     3,777,000       Wells Fargo & Co., 9.75%, 12/29/49              3,981,219
     1,000,000       Braskem Finance Ltd., 7.375%, 12/31/99          1,018,602
     2,000,000       Texas Industries, Inc., 9.25%, 8/15/20          2,197,480
     64,000          Quicksilver Resources Inc., 7.125%, 4/1/16        62,420
     1,550,000       Urbi Desarrollos Urb, 9.5%, 1/21/20             1,835,910
     150,000         Allison Transmission, 11.0%, 11/1/15 (144A)      166,250
     169,000         SandRidge Energy, Inc., 8.625, 4/1/15            176,658
     2,755,000       Standard Chartered Plc, 3.85%, 4/27/15 (144A)   2,836,465
     701,000         Sungard Data Systems, Inc., 10.25%, 8/15/15      764,070
     1,600,000       First Data Corp., 8.25%, 1/15/21                1,541,133
     3,000,000       Vedenta Resources Plc, 9.5%, 7/18/18 (144A)     3,410,292
     1,460,000       Graham Packaging Co LP/GPC Capital Corp. I, 8.251,578,625
     268,000         Nova Chemicals Corp., 8.625%, 11/1/19            296,643
     13,400          Ainsworth Lumber Co., Ltd. Reg S *                40,202
     963,000         Barclays Bank Plc, 5.125%, 1/8/20                983,473
     2,400,000       Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)2,882,477
     1,917,000       Umbrella Acquisition, Inc., 9.75%, 3/15/15 PIK (2,125,393
     3,900,000       TPC Group LLC, 8.25%, 10/1/17                   4,085,250
     195,000         Delta Airlines, Inc., 7.779%, 1/2/12              23,379
     3,500,000       Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)3,165,362
                     Total                                         $60,244,435

     (c) Securities lending collateral is managed by Credit Suisse AG, New York Bra

     (d)             Debt obligation with a variable interest rate.
Rate shown is rate at end

     (e)             Security is in default and is non-income producing.

     (f)             Security is fair valued, see note A.

                     Principal amounts are denominated in U.S. Dollars unless otherwise denoted

     AUD             Australian Dollar
     BRL             Brazilian Real
     CAD             Canadian Dollar
     DKK             Danish Krone
     EURO            Euro
     NOK             Norwegian Krone
     SEK             Swedish Krone
     TRY             Turkish Lira

                     Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                     Highest priority is given to Level 1 inputs and lowest
                         priority is given to Level 3.
                     Level 1 - quoted prices in active markets for identical
                        securities
                     Level 2 - other significant observable inputs (including
                         quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                     Level 3 - significant unobservable inputs (including the
                         Fund's own assumptions in determining fair value of investments)

                     The following is a summary of the inputs used as of December
                     31, 2010, in valuing the Fund's assets:

                                Level 1    Level 2    Level 3    Total
Convertible Corporate Bonds       $0     $99,457,309   $0    $99,457,309
Preferred Stocks              12,655,633   7,416,482    0     20,072,115
Common Stock                   9,108,464     507,237    0      9,615,701
Asset Backed Securities            0     192,742,872    0    192,742,872
Collateralized Mortgage Oblig      0     388,708,650    0    388,708,650
Corporate Bonds                    0   1,821,939,938    0  1,821,939,938
U.S. Government Agency Oblig       0     269,282,017    0    269,282,017
Foreign Government Bonds           0     237,527,155    0    237,527,155
Municipal Bonds                    0      21,148,838    0     21,148,838
Senior Floating Rate Loans         0     536,378,148    0    536,378,148
Temporary Cash Investments         0     119,173,810    0    119,173,810
Money Market Mutual Fund      5,587,190      0          0      5,587,190
Total                       $27,351,287 $3,694,282,456 $0  $3,721,633,743

Other Financial Instruments ($370,952) ($1,461,841)    $0    ($1,832,793)

Other Financial Instruments include futures contracts and foreign exchange contracts


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2011



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2011

* Print the name and title of each signing officer under his or her signature.